BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AAR Corp.
(a)
...................... 3,975 $ 192,509
Aerojet Rocketdyne Holdings, Inc. ....... 8,798 346,201
AeroVironment, Inc.
(a)(b)
............... 2,653 249,753
AerSale Corp.
(a)
.................... 1,069 16,805
Astronics Corp.
(a)(b)
.................. 3,006 38,868
Byrna Technologies, Inc.
(a)(b)
............ 2,170 17,729
Cadre Holdings, Inc.
(a)
................ 752 18,469
Ducommun, Inc.
(a)
.................. 1,382 72,403
Kaman Corp.
(b)
.................... 3,296 143,310
Kratos Defense & Security Solutions, Inc.
(a)
. 14,634 299,704
Maxar Technologies, Inc. .............. 8,556 337,620
Moog, Inc., Class A ................. 3,453 303,173
National Presto Industries, Inc. .......... 667 51,326
Park Aerospace Corp. ................ 2,399 31,307
Parsons Corp.
(a)
.................... 3,140 121,518
Triumph Group, Inc.
(a)
................ 7,498 189,550
Vectrus, Inc.
(a)
..................... 1,336 47,909
2,478,154
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)
...... 7,110 237,829
Atlas Air Worldwide Holdings, Inc.
(a)
...... 3,434 296,595
Forward Air Corp. .................. 3,153 308,300
Hub Group, Inc., Class A
(a)
............. 3,890 300,347
Radiant Logistics, Inc.
(a)
.............. 5,513 35,118
1,178,189
Airlines — 0.3%
(a)
Allegiant Travel Co.
(b)
................ 1,808 293,601
Frontier Group Holdings, Inc. ........... 4,153 47,053
Hawaiian Holdings, Inc. .............. 5,834 114,930
Mesa Air Group, Inc. ................. 4,257 18,731
SkyWest, Inc. ..................... 5,862 169,119
Spirit Airlines, Inc. .................. 11,730 256,535
Sun Country Airlines Holdings, Inc.
(b)
...... 3,788 99,170
999,139
Auto Components — 1.2%
Adient plc
(a)
....................... 11,152 454,667
American Axle & Manufacturing Holdings, Inc.
(a)
13,276 103,022
Cooper-Standard Holdings, Inc.
(a)
........ 2,016 17,680
Dana, Inc. ........................ 17,321 304,330
Dorman Products, Inc.
(a)
.............. 3,144 298,774
Fox Factory Holding Corp.
(a)
............ 4,970 486,811
Gentherm, Inc.
(a)(b)
.................. 3,914 285,879
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 32,413 463,182
LCI Industries
(b)
.................... 2,954 306,655
Modine Manufacturing Co.
(a)
........... 6,092 54,889
Motorcar Parts of America, Inc.
(a)
........ 1,969 35,107
Patrick Industries, Inc. ............... 2,638 159,071
Standard Motor Products, Inc. .......... 2,423 104,528
Stoneridge, Inc.
(a)
................... 3,097 64,294
Tenneco, Inc., Class A
(a)
.............. 7,907 144,856
Visteon Corp.
(a)
.................... 3,312 361,439
XL Fleet Corp., Class A
(a)
.............. 14,128 28,115
XPEL, Inc.
(a)(c)
..................... 2,154 113,322
3,786,621
Automobiles — 0.2%
Arcimoto, Inc.
(a)(b)
................... 3,266 21,588
Canoo, Inc., Class A
(a)
................ 12,520 69,110
Fisker, Inc., Class A
(a)
................ 19,516 251,757
Lordstown Motors Corp., Class A
(a)
....... 18,255 62,250
Winnebago Industries, Inc.
(b)
........... 3,845 207,745
Security
Shares
Shares Value
Automobiles (continued)
Workhorse Group, Inc.
(a)(b)
............. 14,743 $ 73,715
686,165
Banks — 8.7%
1st Source Corp. ................... 1,929 89,216
Allegiance Bancshares, Inc.
(b)
.......... 2,185 97,626
Amalgamated Financial Corp. .......... 1,859 33,406
Amerant Bancorp, Inc.
(a)
.............. 3,208 101,341
American National Bankshares, Inc. ...... 1,401 52,790
Ameris Bancorp .................... 7,933 348,100
Arrow Financial Corp. ................ 1,770 57,383
Associated Banc-Corp. ............... 17,485 397,959
Atlantic Union Bankshares Corp. ........ 9,029 331,274
Banc of California, Inc.
(b)
.............. 6,474 125,337
BancFirst Corp.
(b)
................... 2,049 170,497
Bancorp, Inc. (The)
(a)
................ 6,370 180,462
Bank First Corp. ................... 821 59,104
Bank of Marin Bancorp ............... 1,812 63,547
Bank of NT Butterfield & Son Ltd. (The) .... 5,973 214,311
BankUnited, Inc. ................... 10,013 440,171
Banner Corp. ..................... 4,086 239,154
Bar Harbor Bankshares .............. 1,970 56,381
Berkshire Hills Bancorp, Inc. ........... 5,272 152,730
Blue Ridge Bankshares, Inc.
(b)
.......... 2,069 31,387
Brookline Bancorp, Inc. ............... 8,874 140,387
Business First Bancshares, Inc.
(b)
........ 2,380 57,905
Byline Bancorp, Inc. ................. 2,825 75,371
Cadence Bank .................... 19,124 559,568
Cambridge Bancorp ................. 824 70,040
Camden National Corp. .............. 1,734 81,567
Capital Bancorp, Inc. ................ 1,075 24,575
Capital City Bank Group, Inc. ........... 1,826 48,133
Capstar Financial Holdings, Inc. ......... 2,443 51,498
Carter Bankshares, Inc.
(a)
............. 3,048 52,944
Cathay General Bancorp .............. 8,578 383,865
CBTX, Inc.
(b)
...................... 2,096 64,976
Central Pacific Financial Corp. .......... 3,251 90,703
Citizens & Northern Corp. ............. 1,779 43,372
City Holding Co. ................... 1,731 136,230
Civista Bancshares, Inc. .............. 1,967 47,405
CNB Financial Corp. ................. 2,069 54,456
Coastal Financial Corp.
(a)
............. 1,114 50,966
Columbia Banking System, Inc. ......... 8,586 277,070
Community Bank System, Inc. .......... 6,232 437,175
Community Trust Bancorp, Inc. ......... 1,813 74,696
ConnectOne Bancorp, Inc.
(b)
........... 4,390 140,524
CrossFirst Bankshares, Inc.
(a)(b)
......... 5,614 88,477
Customers Bancorp, Inc.
(a)
............. 3,518 183,429
CVB Financial Corp. ................. 15,419 357,875
Dime Community Bancshares, Inc. ....... 3,957 136,793
Eagle Bancorp, Inc. ................. 3,699 210,880
Eastern Bankshares, Inc.
(b)
............ 20,210 435,323
Enterprise Bancorp, Inc. .............. 1,148 46,058
Enterprise Financial Services Corp. ...... 4,047 191,464
Equity Bancshares, Inc., Class A ........ 1,574 50,856
Farmers National Banc Corp. ........... 3,945 67,302
FB Financial Corp. .................. 3,929 174,526
Fidelity D&D Bancorp, Inc. ............. 528 24,515
Financial Institutions, Inc. ............. 1,836 55,319
First Bancorp ..................... 4,057 169,461
First BanCorp ..................... 23,292 305,591
First Bancorp, Inc. (The) .............. 1,388 41,751
First Bancshares, Inc. (The) ............ 2,417 81,356
First Bank ........................ 2,179 30,985
First Busey Corp. ................... 5,971 151,305
First Commonwealth Financial Corp. ...... 9,378 142,170

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Banks (continued)
First Community Bankshares, Inc. ....... 1,976 $ 55,743
First Financial Bancorp ............... 10,809 249,147
First Financial Bankshares, Inc. ......... 15,273 673,845
First Financial Corp. ................. 1,440 62,323
First Foundation, Inc. ................ 5,904 143,408
First Internet Bancorp ................ 1,052 45,247
First Interstate BancSystem, Inc., Class A
(b)
. 10,278 377,922
First Merchants Corp. ................ 6,333 263,453
First Mid Bancshares, Inc. ............. 1,936 74,517
First of Long Island Corp. (The) ......... 2,616 50,907
Five Star Bancorp .................. 1,466 41,488
Flushing Financial Corp. .............. 3,679 82,226
Fulton Financial Corp. ................ 18,965 315,198
German American Bancorp, Inc. ......... 3,058 116,173
Glacier Bancorp, Inc.
(b)
............... 12,961 651,679
Great Southern Bancorp, Inc. ........... 1,246 73,526
Guaranty Bancshares, Inc.
(b)
........... 1,095 38,325
Hancock Whitney Corp. .............. 10,285 536,363
Hanmi Financial Corp. ............... 3,597 88,522
HarborOne Bancorp, Inc. ............. 5,835 81,807
HBT Financial, Inc.
(b)
................ 1,397 25,397
Heartland Financial USA, Inc. .......... 4,809 230,014
Heritage Commerce Corp. ............. 7,407 83,329
Heritage Financial Corp. .............. 4,119 103,222
Hilltop Holdings, Inc.
(b)
............... 7,280 214,032
Home BancShares, Inc.
(b)
............. 18,195 411,207
HomeStreet, Inc. ................... 2,177 103,146
HomeTrust Bancshares, Inc. ........... 1,769 52,239
Hope Bancorp, Inc. ................. 13,842 222,579
Horizon Bancorp, Inc. ................ 5,134 95,852
Independent Bank Corp. .............. 7,939 499,670
Independent Bank Group, Inc. .......... 4,466 317,801
International Bancshares Corp. ......... 6,385 269,511
Investors Bancorp, Inc. ............... 27,250 406,843
Lakeland Bancorp, Inc. ............... 7,237 120,858
Lakeland Financial Corp.
(b)
............ 2,815 205,495
Live Oak Bancshares, Inc. ............. 3,756 191,143
Macatawa Bank Corp. ............... 3,277 29,526
Mercantile Bank Corp. ............... 1,800 63,756
Meta Financial Group, Inc. ............. 3,482 191,231
Metrocity Bankshares, Inc. ............ 2,420 56,822
Metropolitan Bank Holding Corp.
(a)(b)
...... 1,153 117,341
Mid Penn Bancorp, Inc. ............... 1,833 49,143
Midland States Bancorp, Inc. ........... 2,725 78,644
MidWestOne Financial Group, Inc. ....... 1,874 62,029
MVB Financial Corp. ................ 1,269 52,664
National Bank Holdings Corp., Class A .... 3,391 136,589
NBT Bancorp, Inc. .................. 5,033 181,842
Nicolet Bankshares, Inc.
(a)(b)
............ 1,485 138,951
Northrim BanCorp, Inc. ............... 836 36,425
Northwest Bancshares, Inc. ............ 14,187 191,666
OceanFirst Financial Corp. ............ 6,764 135,956
OFG Bancorp ..................... 5,564 148,225
Old National Bancorp ................ 35,088 574,741
Old Second Bancorp, Inc. ............. 3,664 53,165
Origin Bancorp, Inc.
(b)
................ 2,773 117,270
Orrstown Financial Services, Inc. ........ 1,383 31,712
Pacific Premier Bancorp, Inc. ........... 10,317 364,706
Park National Corp.
(b)
................ 1,693 222,426
Peapack-Gladstone Financial Corp. ...... 2,078 72,211
Peoples Bancorp, Inc. ............... 2,897 90,705
Peoples Financial Services Corp. ........ 912 46,038
Preferred Bank .................... 1,161 86,018
Premier Financial Corp. .............. 4,296 130,298
Primis Financial Corp. ................ 3,241 45,309
Security
Shares
Shares Value
Banks (continued)
QCR Holdings, Inc. ................. 1,778 $ 100,617
RBB Bancorp
(b)
.................... 1,698 39,886
Red River Bancshares, Inc. ............ 645 34,127
Renasant Corp. .................... 6,498 217,358
Republic Bancorp, Inc., Class A ......... 1,050 47,187
Republic First Bancorp, Inc.
(a)
........... 5,329 27,498
S&T Bancorp, Inc. .................. 3,805 112,552
Sandy Spring Bancorp, Inc. ............ 5,222 234,572
Seacoast Banking Corp. of Florida ....... 6,124 214,462
ServisFirst Bancshares, Inc.
(b)
.......... 5,880 560,305
Sierra Bancorp
(b)
................... 1,886 47,112
Silvergate Capital Corp., Class A
(a)
....... 3,249 489,202
Simmons First National Corp., Class A
(b)
... 12,712 333,309
SmartFinancial, Inc. ................. 1,683 43,051
South Plains Financial, Inc. ............ 1,349 35,856
Southern First Bancshares, Inc.
(a)
........ 985 50,077
Southside Bancshares, Inc.
(b)
........... 3,717 151,765
SouthState Corp. ................... 9,075 740,429
Spirit of Texas Bancshares, Inc. ......... 1,450 38,106
Stock Yards Bancorp, Inc. ............. 2,835 149,972
Summit Financial Group, Inc. ........... 1,524 38,999
Texas Capital Bancshares, Inc.
(a)
........ 6,050 346,726
Third Coast Bancshares, Inc.
(a)
.......... 418 9,656
Tompkins Financial Corp. ............. 1,651 129,224
Towne Bank ...................... 7,876 235,807
TriCo Bancshares
(b)
................. 3,244 129,857
TriState Capital Holdings, Inc.
(a)
......... 3,370 111,985
Triumph Bancorp, Inc.
(a)(b)
............. 2,770 260,435
Trustmark Corp. ................... 7,317 222,364
UMB Financial Corp. ................ 5,211 506,301
United Bankshares, Inc.
(b)
............. 15,520 541,338
United Community Banks, Inc. .......... 11,680 406,464
Univest Financial Corp. ............... 3,342 89,432
Valley National Bancorp
(b)
............. 47,122 613,528
Veritex Holdings, Inc. ................ 5,521 210,737
Washington Trust Bancorp, Inc. ......... 1,992 104,580
WesBanco, Inc. .................... 7,131 245,021
West BanCorp, Inc. ................. 2,084 56,706
Westamerica BanCorp ............... 3,052 184,646
28,341,853
Beverages — 0.4%
Celsius Holdings, Inc.
(a)
............... 6,347 350,227
Coca-Cola Consolidated, Inc. ........... 561 278,733
Duckhorn Portfolio, Inc. (The)
(a)
......... 4,219 76,744
MGP Ingredients, Inc. ................ 1,711 146,444
National Beverage Corp. .............. 2,763 120,191
Primo Water Corp. .................. 18,510 263,767
Zevia PBC, Class A
(a)(b)
............... 1,214 5,548
1,241,654
Biotechnology — 6.8%
2seventy bio, Inc.
(a)
................. 2,685 45,806
4D Molecular Therapeutics, Inc.
(a)
........ 3,303 49,941
89bio, Inc.
(a)
...................... 1,426 5,376
ACADIA Pharmaceuticals, Inc.
(a)
......... 14,276 345,765
Acumen Pharmaceuticals, Inc.
(a)
......... 1,128 4,410
Adagio Therapeutics, Inc.
(a)
............ 6,943 31,660
Adicet Bio, Inc.
(a)
................... 2,495 49,825
Adverum Biotechnologies, Inc.
(a)
......... 8,222 10,771
Aeglea BioTherapeutics, Inc.
(a)(b)
......... 5,227 12,022
Aerovate Therapeutics, Inc.
(a)
........... 1,186 21,739
Affimed NV
(a)
...................... 14,160 61,879
Agenus, Inc.
(a)
..................... 27,057 66,560
Agios Pharmaceuticals, Inc.
(a)
.......... 6,390 186,013
Akebia Therapeutics, Inc.
(a)(b)
........... 20,550 14,753

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Biotechnology (continued)
Akero Therapeutics, Inc.
(a)
............. 3,067 $ 43,521
Akouos, Inc.
(a)(b)
.................... 2,996 14,231
Alaunos Therapeutics, Inc.
(a)
........... 25,913 16,906
Albireo Pharma, Inc.
(a)
................ 2,120 63,240
Aldeyra Therapeutics, Inc.
(a)
............ 5,789 25,732
Alector, Inc.
(a)
..................... 6,871 97,912
Aligos Therapeutics, Inc.
(a)
............. 2,238 4,812
Alkermes plc
(a)
..................... 18,814 494,996
Allakos, Inc.
(a)
..................... 4,169 23,763
Allogene Therapeutics, Inc.
(a)
........... 8,111 73,891
Allovir, Inc.
(a)
...................... 3,659 24,698
Alpine Immune Sciences, Inc.
(a)
......... 1,385 12,423
Altimmune, Inc.
(a)
................... 4,665 28,410
ALX Oncology Holdings, Inc.
(a)
.......... 2,135 36,081
Amicus Therapeutics, Inc.
(a)(b)
........... 30,944 293,040
AnaptysBio, Inc.
(a)
.................. 2,300 56,902
Anavex Life Sciences Corp.
(a)(b)
......... 7,676 94,492
Anika Therapeutics, Inc.
(a)
............. 1,778 44,646
Annexon, Inc.
(a)(b)
................... 3,719 10,153
Apellis Pharmaceuticals, Inc.
(a)
.......... 9,142 464,505
Applied Molecular Transport, Inc.
(a)
....... 2,742 20,620
Applied Therapeutics, Inc.
(a)
............ 2,266 4,781
AquaBounty Technologies, Inc.
(a)
........ 6,260 11,706
Arbutus Biopharma Corp.
(a)
............ 9,316 27,762
Arcellx, Inc.
(a)
..................... 1,073 15,043
Arcturus Therapeutics Holdings, Inc.
(a)
..... 2,484 66,969
Arcus Biosciences, Inc.
(a)(b)
............ 5,286 166,826
Arcutis Biotherapeutics, Inc.
(a)
.......... 3,409 65,657
Ardelyx, Inc.
(a)
..................... 11,313 12,105
Arrowhead Pharmaceuticals, Inc.
(a)
....... 12,143 558,457
Atara Biotherapeutics, Inc.
(a)
........... 10,470 97,266
Athenex, Inc.
(a)
.................... 11,118 9,222
Athersys, Inc.
(a)
.................... 23,574 14,274
Atossa Therapeutics, Inc.
(a)
............ 13,954 17,443
Atreca, Inc., Class A
(a)
................ 2,293 7,269
Aura Biosciences, Inc.
(a)
.............. 645 14,190
Avalo Therapeutics, Inc.
(a)
............. 7,166 5,193
Avid Bioservices, Inc.
(a)(b)
.............. 6,981 142,203
Avidity Biosciences, Inc.
(a)
............. 4,432 81,859
Avita Medical, Inc. .................. 2,848 24,151
Avrobio, Inc.
(a)
..................... 5,346 7,057
Beam Therapeutics, Inc.
(a)(b)
............ 6,054 346,894
Beyondspring, Inc.
(a)
................. 2,636 5,799
BioAtla, Inc.
(a)
..................... 1,826 9,130
BioCryst Pharmaceuticals, Inc.
(a)
......... 21,207 344,826
Biohaven Pharmaceutical Holding Co. Ltd.
(a)
. 6,569 778,886
Biomea Fusion, Inc.
(a)(b)
............... 2,564 11,435
Bioxcel Therapeutics, Inc.
(a)(b)
........... 1,924 40,231
Black Diamond Therapeutics, Inc.
(a)(b)
..... 3,206 8,881
Bluebird Bio, Inc.
(a)
.................. 8,056 39,072
Blueprint Medicines Corp.
(a)
............ 6,886 439,878
Bolt Biotherapeutics, Inc.
(a)
............ 2,693 7,379
Bridgebio Pharma, Inc.
(a)(b)
............. 12,399 125,850
Brooklyn ImmunoTherapeutics, Inc.
(a)(b)
.... 2,839 5,820
C4 Therapeutics, Inc.
(a)(b)
.............. 4,546 110,286
Cardiff Oncology, Inc.
(a)
............... 4,313 10,696
CareDx, Inc.
(a)
..................... 5,969 220,793
Caribou Biosciences, Inc.
(a)(b)
........... 5,999 55,071
Catalyst Pharmaceuticals, Inc.
(a)
......... 12,163 100,831
Celcuity, Inc.
(a)(b)
.................... 950 8,882
Celldex Therapeutics, Inc.
(a)
............ 5,411 184,299
CEL-SCI Corp.
(a)
................... 3,808 14,965
Century Therapeutics, Inc.
(a)(b)
.......... 1,390 17,500
Cerevel Therapeutics Holdings, Inc.
(a)
..... 4,994 174,840
ChemoCentryx, Inc.
(a)
................ 6,256 156,838
Security
Shares
Shares Value
Biotechnology (continued)
Chimerix, Inc.
(a)
.................... 7,569 $ 34,666
Chinook Therapeutics, Inc.
(a)
........... 4,621 75,600
Clene, Inc.
(a)
...................... 2,729 10,752
Clovis Oncology, Inc.
(a)(b)
.............. 12,553 25,357
Codiak Biosciences, Inc.
(a)
............. 1,873 11,744
Cogent Biosciences, Inc.
(a)
............. 4,432 33,196
Coherus Biosciences, Inc.
(a)(b)
........... 7,507 96,915
Cortexyme, Inc.
(a)
................... 2,380 14,732
Crinetics Pharmaceuticals, Inc.
(a)
........ 5,420 118,969
Cue Biopharma, Inc.
(a)
............... 3,849 18,783
Cullinan Oncology, Inc.
(a)
.............. 3,045 31,881
Curis, Inc.
(a)
....................... 10,330 24,585
Cyteir Therapeutics, Inc.
(a)
............. 984 3,710
Cytokinetics, Inc.
(a)(b)
................. 9,270 341,229
CytomX Therapeutics, Inc.
(a)
........... 6,956 18,573
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 1,297 12,866
Deciphera Pharmaceuticals, Inc.
(a)
....... 4,558 42,253
Denali Therapeutics, Inc.
(a)
............ 10,655 342,771
DermTech, Inc.
(a)
................... 2,827 41,500
Design Therapeutics, Inc.
(a)
............ 3,127 50,501
Dynavax Technologies Corp.
(a)
.......... 12,944 140,313
Dyne Therapeutics, Inc.
(a)
............. 3,582 34,530
Eagle Pharmaceuticals, Inc.
(a)
.......... 1,442 71,365
Editas Medicine, Inc.
(a)
............... 8,048 153,073
Eiger BioPharmaceuticals, Inc.
(a)
......... 4,180 34,694
Eliem Therapeutics, Inc.
(a)
............. 830 6,964
Emergent BioSolutions, Inc.
(a)
.......... 5,844 239,955
Enanta Pharmaceuticals, Inc.
(a)
......... 2,347 167,059
Entrada Therapeutics, Inc.
(a)(b)
.......... 1,077 10,113
Epizyme, Inc.
(a)
.................... 10,238 11,774
Erasca, Inc.
(a)
..................... 7,538 64,827
Evelo Biosciences, Inc.
(a)(b)
............. 3,622 12,279
Exagen, Inc.
(a)
..................... 1,395 11,202
Fate Therapeutics, Inc.
(a)
.............. 9,598 372,114
FibroGen, Inc.
(a)
.................... 9,991 120,092
Finch Therapeutics Group, Inc.
(a)
........ 903 4,542
Foghorn Therapeutics, Inc.
(a)(b)
.......... 2,333 35,532
Forma Therapeutics Holdings, Inc.
(a)(b)
..... 4,122 38,335
Forte Biosciences, Inc.
(a)
.............. 1,346 1,965
Fortress Biotech, Inc.
(a)(b)
.............. 7,258 9,871
Frequency Therapeutics, Inc.
(a)
.......... 4,360 9,243
G1 Therapeutics, Inc.
(a)
............... 4,694 35,674
Gemini Therapeutics, Inc.
(a)
............ 2,613 3,632
Generation Bio Co.
(a)
................ 5,377 39,467
Geron Corp.
(a)
..................... 38,060 51,762
Global Blood Therapeutics, Inc.
(a)
........ 7,456 258,276
Gossamer Bio, Inc.
(a)
................ 7,317 63,512
Graphite Bio, Inc.
(a)
.................. 1,912 9,751
Greenwich Lifesciences, Inc.
(a)
.......... 481 9,437
Gritstone bio, Inc.
(a)
................. 5,146 21,202
GT Biopharma, Inc.
(a)(b)
............... 2,844 8,191
Halozyme Therapeutics, Inc.
(a)
.......... 16,291 649,685
Harpoon Therapeutics, Inc.
(a)
........... 2,231 11,088
Heron Therapeutics, Inc.
(a)
............. 11,355 64,951
Homology Medicines, Inc.
(a)(b)
........... 4,731 14,382
Hookipa Pharma, Inc.
(a)
............... 2,778 6,334
Humanigen, Inc.
(a)
.................. 5,350 16,103
iBio, Inc.
(a)(b)
...................... 26,532 11,361
Icosavax, Inc.
(a)
.................... 2,851 20,071
Ideaya Biosciences, Inc.
(a)
............. 3,875 43,361
IGM Biosciences, Inc.
(a)(b)
............. 935 24,993
Imago Biosciences, Inc.
(a)
............. 2,367 45,612
Immuneering Corp., Class A
(a)
.......... 973 6,295
Immunic, Inc.
(a)
.................... 1,850 20,905
ImmunityBio, Inc.
(a)(b)
................. 7,977 44,751

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Biotechnology (continued)
ImmunoGen, Inc.
(a)
.................. 23,040 $ 109,670
Immunovant, Inc.
(a)
.................. 4,998 27,539
Impel Neuropharma, Inc.
(a)(b)
........... 633 4,032
Infinity Pharmaceuticals, Inc.
(a)(b)
......... 10,441 11,903
Inhibrx, Inc.
(a)(b)
.................... 3,329 74,170
Inovio Pharmaceuticals, Inc.
(a)
.......... 24,662 88,537
Inozyme Pharma, Inc.
(a)
.............. 2,201 9,002
Insmed, Inc.
(a)
..................... 13,968 328,248
Instil Bio, Inc.
(a)
.................... 6,359 68,359
Intellia Therapeutics, Inc.
(a)
............ 8,275 601,344
Intercept Pharmaceuticals, Inc.
(a)
........ 3,157 51,364
Ironwood Pharmaceuticals, Inc.
(a)(b)
....... 17,328 217,986
iTeos Therapeutics, Inc.
(a)
............. 2,399 77,200
IVERIC bio, Inc.
(a)
................... 13,530 227,710
Janux Therapeutics, Inc.
(a)(b)
............ 1,557 22,327
Jounce Therapeutics, Inc.
(a)
............ 3,932 26,698
KalVista Pharmaceuticals, Inc.
(a)
......... 2,808 41,390
Karuna Therapeutics, Inc.
(a)
............ 2,644 335,233
Karyopharm Therapeutics, Inc.
(a)
........ 8,861 65,306
Keros Therapeutics, Inc.
(a)(b)
............ 1,862 101,256
Kezar Life Sciences, Inc.
(a)
............. 4,027 66,929
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 3,310 32,901
Kinnate Biopharma, Inc.
(a)
............. 3,029 34,107
Kodiak Sciences, Inc.
(a)
............... 3,965 30,610
Kronos Bio, Inc.
(a)
................... 4,630 33,475
Krystal Biotech, Inc.
(a)
................ 2,139 142,329
Kura Oncology, Inc.
(a)
................ 7,388 118,799
Kymera Therapeutics, Inc.
(a)
............ 4,043 171,100
Lexicon Pharmaceuticals, Inc.
(a)
......... 8,097 16,923
Ligand Pharmaceuticals, Inc.
(a)
.......... 1,775 199,670
Lineage Cell Therapeutics, Inc.
(a)
........ 14,464 22,275
Lyell Immunopharma, Inc.
(a)
............ 17,494 88,345
MacroGenics, Inc.
(a)
................. 7,298 64,295
Madrigal Pharmaceuticals, Inc.
(a)
........ 1,452 142,470
Magenta Therapeutics, Inc.
(a)
........... 3,568 10,347
MannKind Corp.
(a)
.................. 29,056 106,926
MEI Pharma, Inc.
(a)
.................. 10,853 6,539
MeiraGTx Holdings plc
(a)
.............. 3,553 49,209
Mersana Therapeutics, Inc.
(a)
........... 8,214 32,774
MiMedx Group, Inc.
(a)
................ 13,250 62,407
Mirum Pharmaceuticals, Inc.
(a)
.......... 520 11,450
Molecular Templates, Inc.
(a)
............ 4,560 15,732
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 3,407 47,766
Morphic Holding, Inc.
(a)
............... 2,473 99,291
Mustang Bio, Inc.
(a)(b)
................ 10,141 10,242
Myriad Genetics, Inc.
(a)
............... 9,526 240,055
Neoleukin Therapeutics, Inc.
(a)(b)
......... 3,695 6,947
NexImmune, Inc.
(a)
.................. 2,151 9,056
Nkarta, Inc.
(a)
...................... 1,683 19,153
Nurix Therapeutics, Inc.
(a)
............. 3,736 52,341
Nuvalent, Inc., Class A
(a)(b)
............. 1,260 17,501
Ocugen, Inc.
(a)(b)
.................... 22,025 72,683
Olema Pharmaceuticals, Inc.
(a)
.......... 2,965 12,631
Omega Therapeutics, Inc.
(a)
............ 870 5,429
Oncocyte Corp.
(a)(b)
.................. 8,559 12,753
Oncorus, Inc.
(a)
.................... 2,436 4,336
Oncternal Therapeutics, Inc.
(a)
.......... 5,279 7,338
OPKO Health, Inc.
(a)
................. 48,538 166,971
Organogenesis Holdings, Inc.
(a)
......... 8,191 62,415
ORIC Pharmaceuticals, Inc.
(a)
.......... 3,520 18,797
Outlook Therapeutics, Inc.
(a)(b)
.......... 10,446 18,594
Oyster Point Pharma, Inc.
(a)(b)
........... 1,325 15,423
Passage Bio, Inc.
(a)
................. 4,476 13,876
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 3,129 65,146
Portage Biotech, Inc.
(a)
............... 430 2,825
Security
Shares
Shares Value
Biotechnology (continued)
Poseida Therapeutics, Inc.
(a)
........... 2,760 $ 12,365
Praxis Precision Medicines, Inc.
(a)
........ 3,812 38,921
Precigen, Inc.
(a)
.................... 11,313 23,870
Precision BioSciences, Inc.
(a)
........... 6,100 18,788
Prelude Therapeutics, Inc.
(a)
............ 1,185 8,176
Prometheus Biosciences, Inc.
(a)
......... 3,525 133,104
Protagonist Therapeutics, Inc.
(a)
......... 5,311 125,764
Prothena Corp. plc
(a)
................. 4,344 158,860
PTC Therapeutics, Inc.
(a)
.............. 8,285 309,113
Puma Biotechnology, Inc.
(a)
............ 2,972 8,559
Pyxis Oncology, Inc.
(a)
................ 1,574 6,359
Radius Health, Inc.
(a)
................ 5,987 52,865
Rallybio Corp.
(a)
.................... 851 5,940
RAPT Therapeutics, Inc.
(a)
............. 2,521 55,437
Recursion Pharmaceuticals, Inc., Class A
(a)
. 13,555 97,054
REGENXBIO, Inc.
(a)
................. 4,754 157,785
Relay Therapeutics, Inc.
(a)
............. 8,229 246,294
Reneo Pharmaceuticals, Inc.
(a)
.......... 1,179 3,466
Replimune Group, Inc.
(a)
.............. 3,359 57,036
REVOLUTION Medicines, Inc.
(a)
......... 7,084 180,713
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 5,254 60,526
Rigel Pharmaceuticals, Inc.
(a)
........... 19,733 59,002
Rocket Pharmaceuticals, Inc.
(a)
.......... 4,881 77,413
Rubius Therapeutics, Inc.
(a)
............ 5,378 29,633
Sana Biotechnology, Inc.
(a)
............. 10,160 83,922
Sangamo Therapeutics, Inc.
(a)
.......... 13,682 79,492
Scholar Rock Holding Corp.
(a)
.......... 3,255 41,957
Selecta Biosciences, Inc.
(a)
............ 11,413 14,038
Sensei Biotherapeutics, Inc.
(a)
.......... 1,776 4,103
Sera Prognostics, Inc., Class A
(a)
........ 1,035 3,923
Seres Therapeutics, Inc.
(a)
............. 8,301 59,103
Sesen Bio, Inc.
(a)(b)
.................. 20,390 12,289
Shattuck Labs, Inc.
(a)
................ 3,173 13,517
Sigilon Therapeutics, Inc.
(a)
............ 863 1,269
Silverback Therapeutics, Inc.
(a)
.......... 2,413 8,470
Solid Biosciences, Inc.
(a)
.............. 7,112 8,534
Sorrento Therapeutics, Inc.
(a)(b)
.......... 36,300 84,579
Spectrum Pharmaceuticals, Inc.
(a)
........ 18,396 23,731
Spero Therapeutics, Inc.
(a)
............. 2,739 23,829
SpringWorks Therapeutics, Inc.
(a)
........ 3,482 196,524
Spruce Biosciences, Inc.
(a)
............. 1,836 3,690
SQZ Biotechnologies Co.
(a)
............ 2,715 13,059
Stoke Therapeutics, Inc.
(a)
............. 2,277 47,931
Summit Therapeutics, Inc.
(a)
............ 2,681 6,568
Surface Oncology, Inc.
(a)(b)
............. 3,969 11,669
Sutro Biopharma, Inc.
(a)
............... 5,172 42,514
Syndax Pharmaceuticals, Inc.
(a)
......... 5,363 93,209
Syros Pharmaceuticals, Inc.
(a)(b)
......... 7,611 9,057
Talaris Therapeutics, Inc.
(a)
............ 2,507 24,669
Taysha Gene Therapies, Inc.
(a)
.......... 2,655 17,311
TCR2 Therapeutics, Inc.
(a)
............. 3,840 10,598
Tenaya Therapeutics, Inc.
(a)
............ 3,372 39,722
TG Therapeutics, Inc.
(a)
............... 15,015 142,793
Tonix Pharmaceuticals Holding Corp.
(a)
.... 38,965 8,970
Travere Therapeutics, Inc.
(a)
............ 6,861 176,808
Trevena, Inc.
(a)(b)
................... 19,506 10,726
Turning Point Therapeutics, Inc.
(a)
........ 5,485 147,272
Twist Bioscience Corp.
(a)
.............. 6,528 322,353
Tyra Biosciences, Inc.
(a)
.............. 1,430 15,301
UroGen Pharma Ltd.
(a)
............... 1,979 17,237
Vanda Pharmaceuticals, Inc.
(a)
.......... 6,350 71,818
Vaxart, Inc.
(a)
...................... 14,248 71,810
Vaxcyte, Inc.
(a)
..................... 4,741 114,495
VBI Vaccines, Inc.
(a)(b)
................ 20,581 34,164
Vera Therapeutics, Inc.
(a)
.............. 1,244 29,222

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Biotechnology (continued)
Veracyte, Inc.
(a)
.................... 8,004 $ 220,670
Verastem, Inc.
(a)
.................... 19,103 26,935
Vericel Corp.
(a)
..................... 5,485 209,637
Verve Therapeutics, Inc.
(a)(b)
............ 4,298 98,080
Viking Therapeutics, Inc.
(a)
............. 7,550 22,650
Vincerx Pharma, Inc.
(a)
............... 1,535 6,140
Vir Biotechnology, Inc.
(a)(b)
............. 7,208 185,390
Viracta Therapeutics, Inc.
(a)(b)
........... 4,324 20,582
VistaGen Therapeutics, Inc.
(a)
........... 22,818 28,294
Vor BioPharma, Inc.
(a)
................ 2,239 13,524
Werewolf Therapeutics, Inc.
(a)
.......... 3,106 13,666
XBiotech, Inc. ..................... 1,836 15,863
Xencor, Inc.
(a)
..................... 6,592 175,875
Xilio Therapeutics, Inc.
(a)
.............. 878 6,207
XOMA Corp.
(a)
..................... 748 20,929
Y-mAbs Therapeutics, Inc.
(a)
............ 4,177 49,623
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 4,435 204,631
22,119,670
Building Products — 1.2%
AAON, Inc. ....................... 4,936 275,083
American Woodmark Corp.
(a)
........... 1,917 93,837
Apogee Enterprises, Inc. .............. 3,001 142,428
Caesarstone Ltd. ................... 2,327 24,480
Cornerstone Building Brands, Inc.
(a)(b)
..... 6,531 158,834
CSW Industrials, Inc. ................ 1,770 208,134
Gibraltar Industries, Inc.
(a)
............. 3,880 166,646
Griffon Corp. ...................... 5,478 109,724
Insteel Industries, Inc. ................ 2,323 85,928
JELD-WEN Holding, Inc.
(a)
............. 10,762 218,253
Masonite International Corp.
(a)
.......... 2,834 252,056
PGT Innovations, Inc.
(a)
............... 6,929 124,584
Quanex Building Products Corp. ......... 4,145 87,004
Resideo Technologies, Inc.
(a)
........... 17,023 405,658
Simpson Manufacturing Co., Inc.
(b)
....... 5,127 559,048
UFP Industries, Inc. ................. 7,068 545,367
View, Inc., Class A
(a)
................. 10,098 18,580
Zurn Water Solutions Corp. ............ 14,300 506,220
3,981,864
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc.,
Class A ....................... 6,827 268,642
AssetMark Financial Holdings, Inc.
(a)
...... 2,168 48,238
Associated Capital Group, Inc., Class A .... 300 12,573
B Riley Financial, Inc. ................ 2,441 170,772
BGC Partners, Inc., Class A ............ 36,744 161,674
Blucora, Inc.
(a)
..................... 5,684 111,122
Brightsphere Investment Group, Inc. ...... 3,811 92,417
Cohen & Steers, Inc. ................ 2,961 254,320
Cowen, Inc., Class A ................ 3,033 82,194
Diamond Hill Investment Group, Inc. ...... 352 65,930
Donnelley Financial Solutions, Inc.
(a)
...... 3,421 113,783
Federated Hermes, Inc., Class B ........ 11,245 383,005
Focus Financial Partners, Inc., Class A
(a)
... 7,669 350,780
GAMCO Investors, Inc., Class A ......... 630 13,929
GCM Grosvenor, Inc., Class A .......... 5,090 49,424
Greenhill & Co., Inc. ................. 1,834 28,372
Hamilton Lane, Inc., Class A ........... 4,127 318,976
Houlihan Lokey, Inc. ................. 6,012 527,854
Moelis & Co., Class A ................ 7,297 342,594
Open Lending Corp., Class A
(a)
.......... 12,155 229,851
Oppenheimer Holdings, Inc., Class A ...... 1,068 46,543
Piper Sandler Cos. .................. 2,099 275,494
PJT Partners, Inc., Class A
(b)
........... 2,878 181,659
Pzena Investment Management, Inc., Class A 1,562 12,527
Security
Shares
Shares Value
Capital Markets (continued)
Sculptor Capital Management, Inc., Class A . 2,597 $ 36,176
StepStone Group, Inc., Class A ......... 5,386 178,061
StoneX Group, Inc.
(a)
................ 1,976 146,679
Value Line, Inc. .................... 115 7,705
Virtus Investment Partners, Inc. ......... 859 206,151
WisdomTree Investments, Inc. .......... 15,487 90,909
4,808,354
Chemicals — 2.0%
AdvanSix, Inc. ..................... 3,233 165,174
American Vanguard Corp.
(b)
............ 3,335 67,767
Amyris, Inc.
(a)(b)
.................... 22,213 96,849
Aspen Aerogels, Inc.
(a)
............... 2,540 87,579
Avient Corp. ...................... 10,710 514,080
Balchem Corp. .................... 3,780 516,726
Cabot Corp.
(b)
..................... 6,694 457,937
Chase Corp. ...................... 874 75,959
Danimer Scientific, Inc.
(a)(b)
............. 10,652 62,421
Ecovyst, Inc. ...................... 6,125 70,805
Ferro Corp.
(a)
...................... 9,584 208,356
FutureFuel Corp. ................... 3,543 34,473
GCP Applied Technologies, Inc.
(a)
........ 7,906 248,406
Hawkins, Inc. ..................... 2,231 102,403
HB Fuller Co. ..................... 6,253 413,136
Ingevity Corp.
(a)
.................... 4,661 298,630
Innospec, Inc. ..................... 2,919 270,153
Intrepid Potash, Inc.
(a)
................ 1,251 102,757
Koppers Holdings, Inc.
(a)
.............. 2,429 66,846
Kronos Worldwide, Inc. ............... 2,839 44,061
Livent Corp.
(a)(b)
.................... 19,049 496,607
Marrone Bio Innovations, Inc.
(a)
......... 14,625 15,795
Minerals Technologies, Inc.
(b)
........... 3,871 256,067
Orion Engineered Carbons SA
(a)
......... 7,203 115,032
PureCycle Technologies, Inc.
(a)(b)
......... 6,279 50,232
Quaker Chemical Corp.
(b)
............. 1,605 277,360
Rayonier Advanced Materials, Inc.
(a)
...... 7,334 48,184
Sensient Technologies Corp. ........... 5,060 424,787
Stepan Co. ....................... 2,554 252,361
Tredegar Corp. .................... 3,437 41,210
Trinseo plc ....................... 4,579 219,426
Tronox Holdings plc, Class A ........... 13,424 265,661
Valhi, Inc. ........................ 447 13,102
Zymergen, Inc.
(a)
................... 9,429 27,250
6,407,592
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. ................. 8,038 370,070
ACCO Brands Corp. ................. 11,547 92,376
Aris Water Solution, Inc., Class A
(a)
....... 2,289 41,660
Brady Corp., Class A ................ 5,627 260,361
BrightView Holdings, Inc.
(a)
............ 4,891 66,567
Brink's Co. (The) ................... 5,651 384,268
Casella Waste Systems, Inc., Class A
(a)
.... 5,789 507,406
CECO Environmental Corp.
(a)(b)
......... 4,493 24,667
Cimpress plc
(a)
..................... 2,118 134,684
CompX International, Inc. ............. 284 6,680
CoreCivic, Inc.
(a)
................... 14,309 159,832
Deluxe Corp.
(b)
.................... 5,120 154,829
Ennis, Inc. ....................... 2,869 52,990
GEO Group, Inc. (The)
(b)
.............. 13,996 92,514
Harsco Corp.
(a)
.................... 9,462 115,815
Healthcare Services Group, Inc.
(b)
........ 8,913 165,514
Heritage-Crystal Clean, Inc.
(a)
........... 1,740 51,521
Herman Miller, Inc. .................. 8,805 304,301
HNI Corp.
(b)
....................... 5,188 192,215
Interface, Inc. ..................... 7,046 95,614

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
KAR Auction Services, Inc.
(a)(b)
.......... 14,510 $ 261,905
Kimball International, Inc., Class B ....... 3,980 33,631
Matthews International Corp., Class A ..... 3,699 119,700
Montrose Environmental Group, Inc.
(a)
..... 3,080 163,024
NL Industries, Inc. .................. 1,105 7,945
Pitney Bowes, Inc. .................. 15,420 80,184
SP Plus Corp.
(a)
.................... 2,737 85,832
Steelcase, Inc., Class A .............. 10,547 126,037
Team, Inc.
(a)
...................... 3,929 8,683
Tetra Tech, Inc. .................... 6,346 1,046,709
UniFirst Corp. ..................... 1,799 331,520
US Ecology, Inc.
(a)
.................. 3,696 176,964
Viad Corp.
(a)(b)
..................... 2,488 88,672
VSE Corp.
(b)
...................... 1,237 57,013
5,861,703
Communications Equipment — 0.7%
ADTRAN, Inc. ..................... 5,675 104,704
Aviat Networks, Inc.
(a)
................ 794 24,431
CalAmp Corp.
(a)
.................... 3,771 27,566
Calix, Inc.
(a)
....................... 6,576 282,176
Cambium Networks Corp.
(a)(b)
........... 1,081 25,555
Casa Systems, Inc.
(a)
................ 3,218 14,545
Clearfield, Inc.
(a)
.................... 1,299 84,721
Comtech Telecommunications Corp. ...... 2,824 44,309
Digi International, Inc.
(a)
............... 4,267 91,826
DZS, Inc.
(a)
....................... 2,117 29,363
EMCORE Corp.
(a)
................... 4,356 16,117
Extreme Networks, Inc.
(a)
.............. 14,854 181,367
Harmonic, Inc.
(a)
.................... 10,653 98,966
Infinera Corp.
(a)(b)
................... 21,235 184,108
Inseego Corp.
(a)(b)
................... 9,943 40,269
KVH Industries, Inc.
(a)
................ 1,424 12,958
NETGEAR, Inc.
(a)
................... 3,332 82,234
NetScout Systems, Inc.
(a)
............. 8,371 268,542
Plantronics, Inc.
(a)
................... 4,967 195,700
Ribbon Communications, Inc.
(a)
......... 8,602 26,580
Viavi Solutions, Inc.
(a)
................ 27,127 436,202
2,272,239
Construction & Engineering — 1.6%
Ameresco, Inc., Class A
(a)
............. 3,686 293,037
API Group Corp.
(a)
.................. 24,052 505,814
Arcosa, Inc. ...................... 5,780 330,905
Argan, Inc. ....................... 1,840 74,686
Comfort Systems USA, Inc. ............ 4,253 378,560
Concrete Pumping Holdings, Inc.
(a)(b)
...... 3,764 25,219
Construction Partners, Inc., Class A
(a)
..... 4,697 122,967
Dycom Industries, Inc.
(a)(b)
............. 3,451 328,742
EMCOR Group, Inc. ................. 6,271 706,303
Fluor Corp.
(a)
...................... 16,886 484,459
Granite Construction, Inc. ............. 5,458 179,022
Great Lakes Dredge & Dock Corp.
(a)
...... 7,801 109,448
IES Holdings, Inc.
(a)(b)
................ 1,029 41,366
Infrastructure and Energy Alternatives, Inc.
(a)(b)
3,470 41,119
INNOVATE Corp.
(a)(b)
................. 6,279 23,169
Matrix Service Co.
(a)
................. 3,545 29,140
MYR Group, Inc.
(a)
.................. 1,906 179,240
Northwest Pipe Co.
(a)
................ 1,280 32,576
NV5 Global, Inc.
(a)
.................. 1,531 204,082
Primoris Services Corp. .............. 6,380 151,972
Sterling Construction Co., Inc.
(a)
......... 3,274 87,743
Tutor Perini Corp.
(a)
................. 4,815 52,002
WillScot Mobile Mini Holdings Corp.
(a)
..... 24,597 962,481
5,344,052
Security
Shares
Shares Value
Construction Materials — 0.1%
Summit Materials, Inc., Class A
(a)
........ 13,994 $ 434,654
United States Lime & Minerals, Inc. ....... 275 31,911
466,565
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............ 562 29,106
Curo Group Holdings Corp. ............ 2,633 34,361
Encore Capital Group, Inc.
(a)
........... 2,914 182,795
Enova International, Inc.
(a)
............. 4,391 166,726
EZCORP, Inc., Class A
(a)
.............. 6,650 40,166
FirstCash Holdings, Inc. .............. 4,673 328,699
Green Dot Corp., Class A
(a)
............ 6,184 169,936
LendingClub Corp.
(a)
................. 11,509 181,612
LendingTree, Inc.
(a)
.................. 1,386 165,863
Navient Corp.
(b)
.................... 17,834 303,891
Nelnet, Inc., Class A ................. 2,025 172,105
Oportun Financial Corp.
(a)
............. 2,532 36,360
PRA Group, Inc.
(a)
.................. 5,086 229,277
PROG Holdings, Inc. ................ 6,668 191,838
Regional Management Corp. ........... 935 45,413
World Acceptance Corp.
(a)
............. 507 97,263
2,375,411
Containers & Packaging — 0.3%
Greif, Inc., Class A .................. 2,969 193,163
Greif, Inc., Class B .................. 766 48,840
Myers Industries, Inc. ................ 4,293 92,729
O-I Glass, Inc.
(a)
.................... 18,515 244,028
Pactiv Evergreen, Inc. ............... 5,235 52,664
Ranpak Holdings Corp.
(a)
.............. 4,529 92,527
TriMas Corp. ...................... 5,245 168,312
UFP Technologies, Inc.
(a)(b)
............. 876 57,965
950,228
Distributors — 0.0%
(a)
Funko, Inc., Class A ................. 3,374 58,202
Greenlane Holdings, Inc., Class A ........ 1,731 969
59,171
Diversified Consumer Services — 0.7%
2U, Inc.
(a)
........................ 8,442 112,110
Adtalem Global Education, Inc.
(a)
........ 5,874 174,516
American Public Education, Inc.
(a)
........ 2,315 49,171
Carriage Services, Inc. ............... 1,892 100,900
Coursera, Inc.
(a)
.................... 8,589 197,890
European Wax Center, Inc., Class A
(a)
..... 1,581 46,734
Graham Holdings Co., Class B .......... 444 271,493
Houghton Mifflin Harcourt Co.
(a)
......... 15,166 318,638
Laureate Education, Inc., Class A
(b)
....... 11,686 138,479
OneSpaWorld Holdings Ltd.
(a)
.......... 6,105 62,271
Perdoceo Education Corp.
(a)(b)
.......... 8,746 100,404
PowerSchool Holdings, Inc., Class A
(a)
..... 5,047 83,326
Regis Corp.
(a)
..................... 3,106 6,585
StoneMor, Inc.
(a)
.................... 4,160 10,858
Strategic Education, Inc.
(b)
............. 2,971 197,215
Stride, Inc.
(a)
...................... 5,064 183,975
Udemy, Inc.
(a)
..................... 1,635 20,372
Vivint Smart Home, Inc.
(a)(b)
............ 10,929 73,880
WW International, Inc.
(a)(b)
............. 6,282 64,265
2,213,082
Diversified Financial Services — 0.1%
Alerus Financial Corp. ............... 1,846 51,024
A-Mark Precious Metals, Inc. ........... 1,041 80,511
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 4,019 62,616

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Diversified Financial Services (continued)
Cannae Holdings, Inc.
(a)
.............. 9,974 $ 238,578
432,729
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)
..................... 1,375 79,613
ATN International, Inc. ............... 1,274 50,807
Bandwidth, Inc., Class A
(a)
............. 2,724 88,230
Cogent Communications Holdings, Inc. .... 5,020 333,077
Consolidated Communications Holdings, Inc.
(a)
8,625 50,888
EchoStar Corp., Class A
(a)
............. 4,513 109,846
Globalstar, Inc.
(a)(b)
.................. 72,418 106,454
IDT Corp., Class B
(a)
................. 1,711 58,328
Iridium Communications, Inc.
(a)
.......... 13,897 560,327
Liberty Latin America Ltd., Class A
(a)
...... 5,114 49,606
Liberty Latin America Ltd., Class C
(a)
...... 17,990 172,524
Ooma, Inc.
(a)
...................... 2,831 42,437
Radius Global Infrastructure, Inc.
(a)(b)
...... 8,487 121,194
Telesat Corp., Class B
(a)(b)
............. 842 13,893
1,837,224
Electric Utilities — 0.7%
ALLETE, Inc. ..................... 6,263 419,496
MGE Energy, Inc.
(b)
................. 4,346 346,767
Otter Tail Corp. .................... 4,881 305,063
PNM Resources, Inc. ................ 10,201 486,282
Portland General Electric Co. ........... 10,596 584,369
Via Renewables, Inc. ................ 1,964 16,183
2,158,160
Electrical Equipment — 1.0%
Advent Technologies Holdings, Inc.
(a)
...... 2,036 4,724
Allied Motion Technologies, Inc. ......... 1,497 44,670
American Superconductor Corp.
(a)
....... 3,553 27,038
Array Technologies, Inc.
(a)
............. 15,236 171,710
Atkore, Inc.
(a)
...................... 5,292 520,945
AZZ, Inc. ........................ 2,862 138,063
Babcock & Wilcox Enterprises, Inc.
(a)
...... 6,621 54,027
Beam Global
(a)(b)
................... 1,049 21,452
Blink Charging Co.
(a)(b)
................ 4,355 115,233
Bloom Energy Corp., Class A
(a)
.......... 16,607 401,059
Encore Wire Corp.
(b)
................. 2,323 264,985
EnerSys ......................... 4,888 364,498
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 5,057 21,138
FTC Solar, Inc.
(a)
................... 2,269 11,186
FuelCell Energy, Inc.
(a)
............... 43,487 250,485
GrafTech International Ltd. ............ 23,960 230,495
Powell Industries, Inc. ................ 923 17,925
Preformed Line Products Co. ........... 421 26,700
Romeo Power, Inc., Class A
(a)
.......... 14,822 22,085
Stem, Inc.
(a)(b)
..................... 13,411 147,655
Thermon Group Holdings, Inc.
(a)
......... 3,692 59,810
TPI Composites, Inc.
(a)
............... 4,261 59,910
Vicor Corp.
(a)
...................... 2,462 173,694
3,149,487
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.
(a)
.................. 2,207 41,955
Advanced Energy Industries, Inc.
(b)
....... 4,438 382,023
Aeva Technologies, Inc.
(a)(b)
............ 12,429 53,818
Akoustis Technologies, Inc.
(a)(b)
.......... 5,185 33,702
Arlo Technologies, Inc.
(a)
.............. 9,839 87,174
Badger Meter, Inc. .................. 3,484 347,390
Belden, Inc. ...................... 5,198 287,969
Benchmark Electronics, Inc.
(b)
.......... 4,169 104,392
CTS Corp.
(b)
...................... 3,931 138,922
Daktronics, Inc.
(a)
................... 3,703 14,220
ePlus, Inc.
(a)
...................... 3,078 172,553
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Fabrinet
(a)
........................ 4,330 $ 455,213
FARO Technologies, Inc.
(a)(b)
........... 2,195 113,964
Identiv, Inc.
(a)(b)
..................... 2,464 39,843
II-VI, Inc.
(a)(b)
...................... 12,469 903,878
Insight Enterprises, Inc.
(a)
............. 4,058 435,505
Iteris, Inc.
(a)
....................... 5,349 15,940
Itron, Inc.
(a)
....................... 5,305 279,467
Kimball Electronics, Inc.
(a)
............. 3,028 60,530
Knowles Corp.
(a)
................... 10,311 221,996
Luna Innovations, Inc.
(a)(b)
............. 3,683 28,396
Methode Electronics, Inc.
(b)
............ 4,365 188,786
MicroVision, Inc.
(a)(b)
................. 18,888 88,207
Napco Security Technologies, Inc.
(a)
...... 3,412 70,014
nLight, Inc.
(a)
...................... 5,074 87,983
Novanta, Inc.
(a)(b)
................... 4,146 589,934
OSI Systems, Inc.
(a)
................. 2,010 171,091
Ouster, Inc., Class A
(a)
................ 15,046 67,707
PAR Technology Corp.
(a)(b)
............. 3,058 123,360
PC Connection, Inc. ................. 1,249 65,435
Plexus Corp.
(a)(b)
.................... 3,293 269,400
Rogers Corp.
(a)
.................... 2,196 596,653
Sanmina Corp.
(a)
................... 7,397 298,987
ScanSource, Inc.
(a)
.................. 3,029 105,379
TTM Technologies, Inc.
(a)
.............. 12,411 183,931
Velodyne Lidar, Inc.
(a)
................ 8,433 21,588
Vishay Intertechnology, Inc.
(b)
........... 15,672 307,171
Vishay Precision Group, Inc.
(a)
.......... 1,374 44,174
7,498,650
Energy Equipment & Services — 1.2%
Archrock, Inc. ..................... 15,696 144,874
Bristow Group, Inc.
(a)
................ 2,784 103,231
Cactus, Inc., Class A
(b)
............... 6,488 368,129
ChampionX Corp.
(a)(b)
................ 24,157 591,363
DMC Global, Inc.
(a)
.................. 2,216 67,588
Dril-Quip, Inc.
(a)
.................... 4,147 154,891
Expro Group Holdings NV
(a)(b)
........... 5,467 97,203
Helix Energy Solutions Group, Inc.
(a)
...... 17,409 83,215
Helmerich & Payne, Inc. .............. 12,145 519,563
Liberty Oilfield Services, Inc., Class A
(a)
.... 10,661 157,996
Nabors Industries Ltd.
(a)
.............. 809 123,551
National Energy Services Reunited Corp.
(a)
. 4,492 37,733
Newpark Resources, Inc.
(a)(b)
........... 11,495 42,072
NexTier Oilfield Solutions, Inc.
(a)
......... 20,400 188,496
Oceaneering International, Inc.
(a)
........ 11,627 176,265
Oil States International, Inc.
(a)
........... 6,626 46,051
Patterson-UTI Energy, Inc. ............ 21,882 338,733
ProPetro Holding Corp.
(a)
.............. 9,973 138,924
RPC, Inc.
(a)
....................... 8,169 87,163
Select Energy Services, Inc., Class A
(a)
.... 8,100 69,417
Solaris Oilfield Infrastructure, Inc., Class A .. 4,081 46,075
TETRA Technologies, Inc.
(a)
............ 14,638 60,162
Tidewater, Inc.
(a)
................... 5,134 111,613
US Silica Holdings, Inc.
(a)
............. 8,832 164,805
3,919,113
Entertainment — 0.8%
(a)
AMC Entertainment Holdings, Inc., Class A
(b)
60,808 1,498,309
Chicken Soup For The Soul Entertainment, Inc. 839 6,704
Cinemark Holdings, Inc.
(b)
............. 13,036 225,262
CuriosityStream, Inc., Class A .......... 3,104 9,002
Eros STX Global Corp. ............... 1,894 5,284
IMAX Corp. ....................... 6,070 114,905
Liberty Media Corp.-Liberty Braves, Class A . 1,048 30,161
Liberty Media Corp.-Liberty Braves, Class C . 4,246 118,506
Lions Gate Entertainment Corp., Class A ... 6,947 112,889

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Entertainment (continued)
Lions Gate Entertainment Corp., Class B ... 13,753 $ 206,707
LiveOne, Inc. ..................... 6,992 5,706
Madison Square Garden Entertainment Corp. 3,090 257,428
Marcus Corp. (The)
(b)
................ 2,653 46,958
2,637,821
Equity Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust ................. 10,003 216,765
Agree Realty Corp.
(b)
................ 8,174 542,427
Alexander & Baldwin, Inc. ............. 8,768 203,330
Alexander's, Inc. ................... 264 67,645
American Assets Trust, Inc. ............ 5,824 220,671
Apartment Investment and Management Co.,
Class A ....................... 17,769 130,069
Apple Hospitality REIT, Inc. ............ 25,590 459,852
Armada Hoffler Properties, Inc. ......... 7,049 102,915
Ashford Hospitality Trust, Inc.
(a)
......... 2,047 20,879
Braemar Hotels & Resorts, Inc.
(a)
........ 5,307 32,797
Brandywine Realty Trust .............. 20,253 286,377
Broadstone Net Lease, Inc. ............ 18,652 406,241
BRT Apartments Corp. ............... 1,506 36,099
CareTrust REIT, Inc. ................. 11,457 221,120
CatchMark Timber Trust, Inc., Class A ..... 5,604 45,953
Centerspace REIT .................. 1,733 170,042
Chatham Lodging Trust
(a)
............. 5,808 80,092
City Office REIT, Inc. ................ 5,031 88,847
Clipper Realty, Inc. .................. 2,104 19,083
Community Healthcare Trust, Inc. ........ 2,851 120,341
Corporate Office Properties Trust ........ 13,492 385,062
CTO Realty Growth, Inc. .............. 633 41,981
DiamondRock Hospitality Co.
(a)
......... 24,581 248,268
DigitalBridge Group, Inc., Class A
(a)
....... 57,078 410,962
Diversified Healthcare Trust ............ 27,473 87,914
Easterly Government Properties, Inc. ..... 10,365 219,116
EastGroup Properties, Inc. ............ 4,767 969,036
Empire State Realty Trust, Inc., Class A .... 16,831 165,280
Equity Commonwealth ............... 12,834 362,047
Essential Properties Realty Trust, Inc. ..... 14,370 363,561
Farmland Partners, Inc. .............. 3,525 48,469
Four Corners Property Trust, Inc.
(b)
....... 9,256 250,282
Franklin Street Properties Corp. ......... 12,145 71,655
Getty Realty Corp. .................. 4,800 137,376
Gladstone Commercial Corp. ........... 4,247 93,519
Gladstone Land Corp. ............... 3,781 137,704
Global Medical REIT, Inc. ............. 7,385 120,523
Global Net Lease, Inc. ............... 12,558 197,537
Healthcare Realty Trust, Inc.
(b)
.......... 17,524 481,560
Hersha Hospitality Trust
(a)
............. 3,854 34,994
Independence Realty Trust, Inc. ......... 26,065 689,159
Indus Realty Trust, Inc.
(b)
.............. 702 51,309
Industrial Logistics Properties Trust ....... 7,933 179,841
Innovative Industrial Properties, Inc.
(b)
..... 2,787 572,450
iStar, Inc.
(b)
....................... 8,154 190,885
Kite Realty Group Trust
(b)
............. 25,647 583,982
Lexington Realty Trust
(b)
.............. 33,351 523,611
LTC Properties, Inc.
(b)
................ 4,761 183,156
Macerich Co. (The)
(b)
................ 25,307 395,801
National Health Investors, Inc. .......... 5,220 308,032
National Storage Affiliates Trust ......... 9,613 603,312
Necessity Retail REIT, Inc. (The) ........ 15,377 121,632
NETSTREIT Corp. .................. 4,734 106,231
NexPoint Residential Trust, Inc.
(b)
........ 2,645 238,870
Office Properties Income Trust .......... 5,756 148,102
One Liberty Properties, Inc. ............ 1,954 60,164
Outfront Media, Inc. ................. 17,362 493,602
Paramount Group, Inc. ............... 21,973 239,725
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Pebblebrook Hotel Trust .............. 15,509 $ 379,660
Phillips Edison & Co., Inc. ............. 13,459 462,855
Physicians Realty Trust ............... 26,202 459,583
Piedmont Office Realty Trust, Inc., Class A .. 14,906 256,681
Plymouth Industrial REIT, Inc. .......... 3,594 97,397
Postal Realty Trust, Inc., Class A ........ 1,452 24,423
PotlatchDeltic Corp.
(b)
................ 7,844 413,614
Preferred Apartment Communities, Inc. .... 6,046 150,787
PS Business Parks, Inc. .............. 2,397 402,888
Retail Opportunity Investments Corp. ..... 14,207 275,474
Retail Value, Inc. ................... 2,123 6,496
RLJ Lodging Trust .................. 19,532 275,011
RPT Realty ....................... 9,979 137,411
Ryman Hospitality Properties, Inc.
(a)
...... 6,331 587,327
Sabra Health Care REIT, Inc. ........... 27,016 402,268
Safehold, Inc. ..................... 2,444 135,520
Saul Centers, Inc.
(b)
................. 1,379 72,673
Seritage Growth Properties, Class A
(a)(b)
.... 4,305 54,501
Service Properties Trust .............. 19,168 169,253
SITE Centers Corp. ................. 20,672 345,429
STAG Industrial, Inc. ................ 20,993 868,061
Summit Hotel Properties, Inc.
(a)
......... 12,452 124,022
Sunstone Hotel Investors, Inc.
(a)(b)
........ 25,642 302,063
Tanger Factory Outlet Centers, Inc.
(b)
...... 11,973 205,816
Terreno Realty Corp. ................ 8,679 642,680
UMH Properties, Inc. ................ 5,217 128,286
Uniti Group, Inc.
(b)
.................. 23,059 317,292
Universal Health Realty Income Trust ..... 1,445 84,345
Urban Edge Properties
(b)
.............. 13,814 263,847
Urstadt Biddle Properties, Inc., Class A .... 3,344 62,901
Veris Residential, Inc. ................ 10,338 179,778
Washington REIT
(b)
................. 10,102 257,601
Whitestone REIT ................... 5,614 74,386
Xenia Hotels & Resorts, Inc.
(a)
.......... 13,366 257,830
22,866,414
Food & Staples Retailing — 1.2%
Andersons, Inc. (The)
(b)
............... 3,648 183,348
BJ's Wholesale Club Holdings, Inc.
(a)
...... 16,129 1,090,482
Chefs' Warehouse, Inc. (The)
(a)
......... 3,794 123,684
HF Foods Group, Inc.
(a)
............... 4,816 32,075
Ingles Markets, Inc., Class A ........... 1,713 152,543
MedAvail Holdings, Inc.
(a)
............. 1,398 1,358
Natural Grocers by Vitamin Cottage, Inc. ... 1,090 21,364
Performance Food Group Co.
(a)
......... 18,003 916,533
PriceSmart, Inc. .................... 2,789 219,968
Rite Aid Corp.
(a)(b)
................... 6,261 54,784
SpartanNash Co.
(b)
.................. 4,105 135,424
Sprouts Farmers Market, Inc.
(a)
.......... 13,476 430,962
United Natural Foods, Inc.
(a)
............ 6,695 276,838
Village Super Market, Inc., Class A ....... 1,150 28,175
Weis Markets, Inc. .................. 1,962 140,126
3,807,664
Food Products — 1.0%
AppHarvest, Inc.
(a)
.................. 8,210 44,129
B&G Foods, Inc. ................... 7,538 203,375
Calavo Growers, Inc. ................ 2,114 77,055
Cal-Maine Foods, Inc. ................ 4,802 265,166
Fresh Del Monte Produce, Inc. .......... 3,827 99,158
Hostess Brands, Inc.
(a)
............... 16,346 358,631
J&J Snack Foods Corp. .............. 1,759 272,821
John B Sanfilippo & Son, Inc. ........... 1,021 85,192
Laird Superfood, Inc.
(a)
............... 739 2,668
Lancaster Colony Corp.
(b)
............. 2,263 337,526
Landec Corp.
(a)
.................... 3,530 40,877

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Food Products (continued)
Limoneira Co. ..................... 2,145 $ 31,489
Mission Produce, Inc.
(a)
............... 4,423 55,951
Sanderson Farms, Inc. ............... 2,424 454,476
Seneca Foods Corp., Class A
(a)
......... 646 33,295
Simply Good Foods Co. (The)
(a)
......... 10,146 385,041
Sovos Brands, Inc.
(a)(b)
............... 3,026 42,909
Tattooed Chef, Inc., Class A
(a)
.......... 5,578 70,171
Tootsie Roll Industries, Inc.
(b)
........... 1,896 66,292
TreeHouse Foods, Inc.
(a)
.............. 6,202 200,077
Utz Brands, Inc., Class A
(b)
............ 7,132 105,411
Vita Coco Co., Inc. (The)
(a)
............. 1,304 11,684
Vital Farms, Inc.
(a)
.................. 2,850 35,226
Whole Earth Brands, Inc., Class A
(a)
...... 4,458 31,919
3,310,539
Gas Utilities — 1.1%
Brookfield Infrastructure Corp., Class A .... 7,387 557,275
Chesapeake Utilities Corp. ............ 2,038 280,755
New Jersey Resources Corp. ........... 11,371 521,474
Northwest Natural Holding Co. .......... 3,676 190,123
ONE Gas, Inc. ..................... 6,291 555,118
South Jersey Industries, Inc. ........... 12,076 417,226
Southwest Gas Holdings, Inc.
(b)
......... 7,855 614,968
Spire, Inc. ........................ 6,049 434,076
3,571,015
Health Care Equipment & Supplies — 3.4%
Accelerate Diagnostics, Inc.
(a)
.......... 4,258 6,132
Accuray, Inc.
(a)
..................... 11,905 39,406
Acutus Medical, Inc.
(a)
................ 1,871 2,601
Alphatec Holdings, Inc.
(a)(b)
............. 8,211 94,427
AngioDynamics, Inc.
(a)(b)
.............. 4,358 93,871
Apyx Medical Corp.
(a)(b)
............... 3,441 22,470
Artivion, Inc.
(a)
..................... 4,519 96,616
Asensus Surgical, Inc.
(a)(b)
............. 27,909 17,493
Aspira Women's Health, Inc.
(a)
.......... 9,969 10,368
AtriCure, Inc.
(a)
.................... 5,323 349,561
Atrion Corp. ...................... 159 113,367
Avanos Medical, Inc.
(a)
............... 5,841 195,674
AxoGen, Inc.
(a)
..................... 4,747 37,691
Axonics, Inc.
(a)
..................... 5,393 337,602
BioLife Solutions, Inc.
(a)
............... 1,221 27,753
Bioventus, Inc., Class A
(a)
............. 3,056 43,090
Butterfly Network, Inc., Class A
(a)
........ 14,685 69,901
Cardiovascular Systems, Inc.
(a)
.......... 4,687 105,926
Cerus Corp.
(a)
..................... 20,119 110,453
ClearPoint Neuro, Inc.
(a)(b)
............. 2,244 23,360
CONMED Corp. .................... 3,415 507,298
CryoPort, Inc.
(a)(b)
................... 4,773 166,625
Cue Health, Inc.
(a)(b)
................. 1,715 11,062
Cutera, Inc.
(a)
..................... 2,055 141,795
CVRx, Inc.
(a)
...................... 961 5,756
CytoSorbents Corp.
(a)
................ 5,384 17,175
DarioHealth Corp.
(a)
................. 1,608 9,391
Eargo, Inc.
(a)
...................... 4,292 22,705
Glaukos Corp.
(a)
.................... 5,384 311,303
Haemonetics Corp.
(a)
................ 6,018 380,458
Heska Corp.
(a)(b)
.................... 1,143 158,054
Inari Medical, Inc.
(a)(b)
................ 4,055 367,545
Inogen, Inc.
(a)
..................... 2,345 76,025
Integer Holdings Corp.
(a)
.............. 3,919 315,754
Intersect ENT, Inc.
(a)
................. 4,011 112,348
Invacare Corp.
(a)
................... 4,437 6,256
iRadimed Corp.
(a)
................... 746 33,451
iRhythm Technologies, Inc.
(a)
........... 3,491 549,728
Lantheus Holdings, Inc.
(a)
............. 7,945 439,438
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
LeMaitre Vascular, Inc. ............... 2,158 $ 100,282
LivaNova plc
(a)
..................... 6,356 520,111
Meridian Bioscience, Inc.
(a)
............ 4,873 126,503
Merit Medical Systems, Inc.
(a)
........... 6,105 406,105
Mesa Laboratories, Inc. .............. 604 153,948
Natus Medical, Inc.
(a)
................ 3,923 103,096
Neogen Corp.
(a)
.................... 12,675 390,897
Neuronetics, Inc.
(a)
.................. 2,979 9,026
NeuroPace, Inc.
(a)(b)
................. 831 6,823
Nevro Corp.
(a)
..................... 4,034 291,779
NuVasive, Inc.
(a)
.................... 6,179 350,349
OraSure Technologies, Inc.
(a)
........... 8,001 54,247
Ortho Clinical Diagnostics Holdings plc
(a)
... 14,166 264,338
Orthofix Medical, Inc.
(a)
............... 2,289 74,850
OrthoPediatrics Corp.
(a)
............... 1,590 85,844
Outset Medical, Inc.
(a)
................ 5,453 247,566
Paragon 28, Inc.
(a)
.................. 1,066 17,845
PAVmed, Inc.
(a)(b)
................... 7,941 10,482
PROCEPT BioRobotics Corp.
(a)
......... 850 29,742
Pulmonx Corp.
(a)
................... 3,029 75,149
Pulse Biosciences, Inc.
(a)(b)
............. 1,765 8,578
Quotient Ltd.
(a)(b)
.................... 9,414 11,297
Retractable Technologies, Inc.
(a)(b)
........ 1,830 8,692
RxSight, Inc.
(a)
..................... 985 12,194
SeaSpine Holdings Corp.
(a)
............ 4,002 48,664
Senseonics Holdings, Inc.
(a)(b)
........... 49,547 97,608
Shockwave Medical, Inc.
(a)
............. 3,968 822,804
SI-BONE, Inc.
(a)(b)
................... 3,832 86,603
Sientra, Inc.
(a)
..................... 7,772 17,254
Sight Sciences, Inc.
(a)
................ 2,634 30,449
Silk Road Medical, Inc.
(a)
.............. 4,046 167,059
STAAR Surgical Co.
(a)
................ 5,592 446,857
Stereotaxis, Inc.
(a)(b)
................. 5,928 22,111
Surmodics, Inc.
(a)
................... 1,590 72,075
Tactile Systems Technology, Inc.
(a)
....... 2,366 47,699
Talis Biomedical Corp.
(a)
.............. 1,225 1,727
TransMedics Group, Inc.
(a)
............. 3,161 85,157
Treace Medical Concepts, Inc.
(a)
......... 3,537 66,885
Utah Medical Products, Inc.
(b)
........... 456 40,976
Vapotherm, Inc.
(a)
................... 2,658 36,946
Varex Imaging Corp.
(a)
............... 4,501 95,826
ViewRay, Inc.
(a)
.................... 17,061 66,879
Zynex, Inc.
(a)(b)
..................... 2,272 14,155
11,057,406
Health Care Providers & Services — 3.0%
1Life Healthcare, Inc.
(a)(b)
.............. 13,908 154,101
Accolade, Inc.
(a)
.................... 6,005 105,448
AdaptHealth Corp.
(a)
................. 8,434 135,197
Addus HomeCare Corp.
(a)
............. 1,865 173,986
Agiliti, Inc.
(a)
...................... 2,696 56,886
AirSculpt Technologies, Inc.
(a)
........... 777 10,629
Alignment Healthcare, Inc.
(a)
........... 9,330 104,776
AMN Healthcare Services, Inc.
(a)(b)
....... 5,541 578,093
Apollo Medical Holdings, Inc.
(a)
.......... 4,433 214,868
Aveanna Healthcare Holdings, Inc.
(a)
...... 4,603 15,696
Biodesix, Inc.
(a)
.................... 1,465 2,476
Brookdale Senior Living, Inc.
(a)
.......... 22,076 155,636
Castle Biosciences, Inc.
(a)
............. 2,541 113,989
Community Health Systems, Inc.
(a)
....... 14,822 175,937
CorVel Corp.
(a)
..................... 1,059 178,378
Covetrus, Inc.
(a)
.................... 12,346 207,289
Cross Country Healthcare, Inc.
(a)
........ 4,089 88,609
Ensign Group, Inc. (The) .............. 6,185 556,712
Fulgent Genetics, Inc.
(a)(b)
............. 2,420 151,032
Hanger, Inc.
(a)
..................... 4,420 81,019

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Health Care Providers & Services (continued)
HealthEquity, Inc.
(a)
.................. 9,635 $ 649,784
InfuSystem Holdings, Inc.
(a)(b)
........... 2,397 23,491
Innovage Holding Corp.
(a)(b)
............ 2,186 14,034
Invitae Corp.
(a)(b)
.................... 23,553 187,717
Joint Corp. (The)
(a)
.................. 1,617 57,226
LHC Group, Inc.
(a)(b)
................. 3,595 606,117
LifeStance Health Group, Inc.
(a)(b)
........ 8,477 85,702
MEDNAX, Inc.
(a)
.................... 9,081 213,222
ModivCare, Inc.
(a)(b)
.................. 1,473 169,969
National HealthCare Corp. ............. 1,502 105,485
National Research Corp. .............. 1,716 68,039
Ontrak, Inc.
(a)(b)
.................... 1,057 2,394
Option Care Health, Inc.
(a)
............. 18,702 534,129
Owens & Minor, Inc. ................. 8,653 380,905
Patterson Cos., Inc.
(b)
................ 10,213 330,595
Pennant Group, Inc. (The)
(a)
............ 3,078 57,343
PetIQ, Inc.
(a)
...................... 3,149 76,836
Privia Health Group, Inc.
(a)
............. 4,944 132,153
Progyny, Inc.
(a)
..................... 7,521 386,579
R1 RCM, Inc.
(a)
.................... 13,982 374,158
RadNet, Inc.
(a)(b)
.................... 5,560 124,377
Select Medical Holdings Corp. .......... 13,004 311,966
Sharps Compliance Corp.
(a)
............ 1,721 10,154
SOC Telemed, Inc.
(a)
................. 8,137 24,330
Surgery Partners, Inc.
(a)(b)
............. 4,020 221,301
Tenet Healthcare Corp.
(a)
.............. 12,527 1,076,821
Tivity Health, Inc.
(a)
.................. 5,354 172,238
US Physical Therapy, Inc. ............. 1,542 153,352
Viemed Healthcare, Inc.
(a)
............. 4,574 22,779
9,833,953
Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.
(a)
..... 14,162 318,928
American Well Corp., Class A
(a)
......... 21,548 90,717
Computer Programs & Systems, Inc. ...... 1,726 59,461
Convey Health Solutions Holdings, Inc.
(a)
... 1,592 10,412
Evolent Health, Inc., Class A
(a)
.......... 9,481 306,236
Forian, Inc.
(b)
...................... 2,165 15,069
Health Catalyst, Inc.
(a)(b)
............... 6,254 163,417
HealthStream, Inc.
(a)
................. 2,974 59,242
iCAD, Inc.
(a)
....................... 2,620 11,685
Inspire Medical Systems, Inc.
(a)
......... 3,203 822,178
Multiplan Corp., Class A
(a)(b)
............ 38,471 180,044
NantHealth, Inc.
(a)(b)
................. 3,558 2,681
NextGen Healthcare, Inc.
(a)
............ 6,519 136,312
Omnicell, Inc.
(a)(b)
................... 5,196 672,830
OptimizeRx Corp.
(a)
................. 2,016 76,024
Phreesia, Inc.
(a)
.................... 6,103 160,875
Schrodinger, Inc.
(a)
.................. 5,405 184,419
Simulations Plus, Inc. ................ 1,835 93,548
Tabula Rasa HealthCare, Inc.
(a)
......... 2,751 15,846
3,379,924
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc.
(a)
............ 6,784 82,629
Bally's Corp.
(a)
..................... 3,895 119,732
Biglari Holdings, Inc., Class B
(a)
......... 133 19,233
BJ's Restaurants, Inc.
(a)
............... 2,674 75,674
Bloomin' Brands, Inc.
(a)
............... 10,444 229,141
Bluegreen Vacations Holding Corp.
(a)
...... 1,669 49,352
Brinker International, Inc.
(a)(b)
........... 5,385 205,492
Carrols Restaurant Group, Inc. .......... 4,613 10,425
Century Casinos, Inc.
(a)
............... 3,588 42,877
Cheesecake Factory, Inc. (The)
(a)
........ 5,452 216,935
Chuy's Holdings, Inc.
(a)
............... 2,210 59,670
Cracker Barrel Old Country Store, Inc.
(b)
... 2,830 336,006
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Dave & Buster's Entertainment, Inc.
(a)
..... 5,156 $ 253,160
Denny's Corp.
(a)
.................... 7,572 108,355
Dine Brands Global, Inc.
(a)
............. 2,004 156,212
Drive Shack, Inc.
(a)
.................. 9,854 15,175
El Pollo Loco Holdings, Inc.
(a)
........... 2,146 24,937
Esports Technologies, Inc.
(a)
............ 1,303 8,782
Everi Holdings, Inc.
(a)
................ 10,229 214,809
F45 Training Holdings, Inc.
(a)
........... 3,743 40,050
Fiesta Restaurant Group, Inc.
(a)(b)
........ 1,866 13,948
First Watch Restaurant Group, Inc.
(a)
...... 1,291 16,848
Full House Resorts, Inc.
(a)
............. 3,902 37,498
GAN Ltd.
(a)
....................... 4,785 23,064
Golden Entertainment, Inc.
(a)
........... 2,047 118,869
Golden Nugget Online Gaming, Inc.
(a)
..... 4,695 33,381
Hall of Fame Resort & Entertainment Co.
(b)
.. 6,558 7,279
Hilton Grand Vacations, Inc.
(a)
.......... 10,202 530,606
International Game Technology plc
(b)
...... 11,728 289,447
Jack in the Box, Inc. ................. 2,459 229,695
Krispy Kreme, Inc.
(b)
................. 10,040 149,094
Kura Sushi USA, Inc., Class A
(a)
......... 452 24,928
Life Time Group Holdings, Inc.
(a)
......... 4,576 66,535
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 3,333 50,262
Monarch Casino & Resort, Inc.
(a)
......... 1,525 133,026
Nathan's Famous, Inc. ............... 366 19,826
NeoGames SA
(a)
................... 1,223 18,871
Noodles & Co.
(a)
.................... 5,120 30,566
ONE Group Hospitality, Inc. (The)
(a)
....... 2,331 24,499
Papa John's International, Inc. .......... 3,955 416,382
PlayAGS, Inc.
(a)(b)
................... 3,591 23,952
Portillo's, Inc., Class A
(a)(b)
............. 2,767 67,958
RCI Hospitality Holdings, Inc. ........... 962 59,125
Red Robin Gourmet Burgers, Inc.
(a)
....... 2,011 33,906
Red Rock Resorts, Inc., Class A ......... 6,331 307,433
Rush Street Interactive, Inc.
(a)(b)
......... 6,242 45,379
Ruth's Hospitality Group, Inc.
(a)
.......... 3,746 85,709
Scientific Games Corp.
(a)
.............. 11,311 664,521
SeaWorld Entertainment, Inc.
(a)
......... 5,928 441,280
Shake Shack, Inc., Class A
(a)
........... 4,380 297,402
Sweetgreen, Inc., Class A
(a)(b)
........... 1,455 46,546
Target Hospitality Corp.
(a)
............. 2,654 15,924
Texas Roadhouse, Inc. ............... 8,234 689,433
Wingstop, Inc.
(b)
.................... 3,495 410,138
Xponential Fitness, Inc., Class A
(a)
....... 1,099 25,761
7,717,737
Household Durables — 1.6%
Aterian, Inc.
(a)(b)
.................... 2,360 5,735
Bassett Furniture Industries, Inc. ........ 1,111 18,398
Beazer Homes USA, Inc.
(a)
............ 3,274 49,830
Cavco Industries, Inc.
(a)
............... 1,087 261,804
Century Communities, Inc. ............ 3,554 190,388
Ethan Allen Interiors, Inc. ............. 2,630 68,564
Flexsteel Industries, Inc. .............. 792 15,286
GoPro, Inc., Class A
(a)
................ 15,442 131,720
Green Brick Partners, Inc.
(a)
............ 3,703 73,171
Hamilton Beach Brands Holding Co., Class A 1,018 11,839
Helen of Troy Ltd.
(a)(b)
................ 2,836 555,402
Hooker Furnishings Corp. ............. 1,244 23,561
Hovnanian Enterprises, Inc., Class A
(a)
..... 610 36,051
Installed Building Products, Inc. ......... 2,825 238,684
iRobot Corp.
(a)(b)
.................... 3,148 199,583
KB Home ........................ 9,341 302,462
Landsea Homes Corp.
(a)
.............. 1,327 11,346
La-Z-Boy, Inc.
(b)
.................... 5,168 136,280
Legacy Housing Corp.
(a)
.............. 963 20,666
LGI Homes, Inc.
(a)(b)
................. 2,577 251,721

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Household Durables (continued)
Lifetime Brands, Inc. ................. 1,738 $ 22,316
Lovesac Co. (The)
(a)(b)
................ 1,524 82,388
M/I Homes, Inc.
(a)
................... 3,362 149,105
MDC Holdings, Inc. ................. 6,715 254,096
Meritage Homes Corp.
(a)
.............. 4,422 350,355
Purple Innovation, Inc.
(a)(b)
............. 6,778 39,651
Skyline Champion Corp.
(a)(b)
............ 6,279 344,592
Snap One Holdings Corp.
(a)
............ 1,563 23,054
Sonos, Inc.
(a)
...................... 15,127 426,884
Taylor Morrison Home Corp.
(a)(b)
......... 14,068 382,931
Traeger, Inc.
(a)
..................... 2,655 19,753
Tri Pointe Homes, Inc.
(a)
.............. 12,889 258,811
Tupperware Brands Corp.
(a)
............ 5,798 112,771
Universal Electronics, Inc.
(a)
............ 1,564 48,859
VOXX International Corp.
(a)
............ 1,776 17,707
Vuzix Corp.
(a)(b)
.................... 7,000 46,200
Weber, Inc., Class A
(a)
................ 2,002 19,680
5,201,644
Household Products — 0.2%
Central Garden & Pet Co.
(a)
............ 1,082 47,565
Central Garden & Pet Co., Class A
(a)(b)
..... 4,645 189,423
Energizer Holdings, Inc. .............. 7,811 240,266
Oil-Dri Corp. of America
(b)
............. 656 18,794
WD-40 Co. ....................... 1,629 298,482
794,530
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc. ................ 4,103 136,712
Clearway Energy, Inc., Class C
(b)
........ 9,789 357,397
Ormat Technologies, Inc. .............. 5,411 442,782
Sunnova Energy International, Inc.
(a)(b)
..... 10,300 237,518
1,174,409
Insurance — 1.9%
Ambac Financial Group, Inc.
(a)
.......... 5,411 56,274
American Equity Investment Life Holding Co. 9,737 388,604
American National Group, Inc. .......... 889 168,101
AMERISAFE, Inc. .................. 2,218 110,168
Argo Group International Holdings Ltd. .... 3,782 156,121
Bright Health Group, Inc.
(a)
............. 30,521 58,905
BRP Group, Inc., Class A
(a)
............ 5,506 147,726
Citizens, Inc.
(a)(b)
.................... 6,570 27,857
CNO Financial Group, Inc. ............. 14,089 353,493
Crawford & Co., Class A .............. 2,073 15,672
Donegal Group, Inc., Class A ........... 2,010 26,954
eHealth, Inc.
(a)
..................... 2,912 36,138
Employers Holdings, Inc. .............. 3,300 135,366
Enstar Group Ltd.
(a)
................. 1,461 381,540
Genworth Financial, Inc., Class A
(a)
....... 61,267 231,589
Goosehead Insurance, Inc., Class A ...... 2,112 165,940
Greenlight Capital Re Ltd., Class A
(a)
...... 2,557 18,078
HCI Group, Inc. .................... 668 45,544
Heritage Insurance Holdings, Inc. ........ 2,379 16,986
Horace Mann Educators Corp. .......... 4,848 202,792
Investors Title Co. .................. 172 34,952
James River Group Holdings Ltd. ........ 3,796 93,913
Kinsale Capital Group, Inc.
(b)
........... 2,561 583,959
Maiden Holdings Ltd.
(a)(b)
.............. 8,292 19,984
MBIA, Inc.
(a)
...................... 5,521 84,968
MetroMile, Inc.
(a)
................... 11,853 15,646
National Western Life Group, Inc., Class A .. 298 62,699
NI Holdings, Inc.
(a)
.................. 801 13,585
Palomar Holdings, Inc.
(a)
.............. 2,931 187,555
ProAssurance Corp. ................. 6,229 167,435
RLI Corp. ........................ 4,695 519,408
Security
Shares
Shares Value
Insurance (continued)
Safety Insurance Group, Inc. ........... 1,721 $ 156,353
Selective Insurance Group, Inc.
(b)
........ 7,077 632,401
Selectquote, Inc.
(a)
.................. 15,449 43,103
SiriusPoint Ltd.
(a)
................... 10,623 79,460
Stewart Information Services Corp. ....... 3,201 194,013
Tiptree, Inc. ...................... 3,208 41,223
Trean Insurance Group, Inc.
(a)
.......... 2,154 10,102
Trupanion, Inc.
(a)
................... 4,469 398,277
United Fire Group, Inc. ............... 2,555 79,384
United Insurance Holdings Corp. ........ 2,729 9,033
Universal Insurance Holdings, Inc.
(b)
...... 3,335 44,989
6,216,290
Interactive Media & Services — 0.6%
(a)
Cargurus, Inc. ..................... 11,357 482,218
Cars.com, Inc. ..................... 7,880 113,709
Eventbrite, Inc., Class A
(b)
............. 8,953 132,236
EverQuote, Inc., Class A .............. 2,254 36,470
fuboTV, Inc. ...................... 15,855 104,167
Liberty TripAdvisor Holdings, Inc., Class A .. 9,645 19,772
MediaAlpha, Inc., Class A ............. 2,471 40,895
Outbrain, Inc. ..................... 2,864 30,731
QuinStreet, Inc. .................... 5,922 68,695
TrueCar, Inc. ...................... 11,422 45,117
Yelp, Inc. ........................ 8,356 285,023
Ziff Davis, Inc. ..................... 5,114 494,933
1,853,966
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,264 41,649
1stdibs.com, Inc.
(a)
.................. 843 6,736
aka Brands Holding Corp.
(a)
............ 1,271 5,618
CarParts.com, Inc.
(a)
................. 5,652 37,868
Duluth Holdings, Inc., Class B
(a)
......... 1,141 13,954
Groupon, Inc.
(a)(b)
................... 2,629 50,556
Lands' End, Inc.
(a)(b)
................. 1,728 29,238
Liquidity Services, Inc.
(a)(b)
............. 2,626 44,957
Lulu's Fashion Lounge Holdings, Inc.
(a)
.... 960 6,509
Overstock.com, Inc.
(a)
................ 5,060 222,665
PetMed Express, Inc. ................ 2,586 66,719
Porch Group, Inc.
(a)(b)
................ 9,074 63,019
Quotient Technology, Inc.
(a)
............ 10,746 68,559
RealReal, Inc. (The)
(a)
................ 9,379 68,092
Rent the Runway, Inc., Class A
(a)
........ 2,018 13,904
Revolve Group, Inc., Class A
(a)(b)
......... 4,284 230,008
Shutterstock, Inc. ................... 2,729 254,015
Stitch Fix, Inc., Class A
(a)
.............. 9,578 96,450
Xometry, Inc., Class A
(a)(b)
............. 2,911 106,979
1,427,495
IT Services — 1.5%
BigCommerce Holdings, Inc.
(a)
.......... 5,857 128,327
Brightcove, Inc.
(a)
................... 5,141 40,100
Cantaloupe, Inc.
(a)
.................. 6,951 47,058
Cass Information Systems, Inc. ......... 1,674 61,787
Conduent, Inc.
(a)
................... 19,803 102,184
CSG Systems International, Inc.
(b)
........ 3,774 239,913
DigitalOcean Holdings, Inc.
(a)
........... 6,002 347,216
EVERTEC, Inc. .................... 7,128 291,749
Evo Payments, Inc., Class A
(a)
.......... 5,634 130,089
ExlService Holdings, Inc.
(a)
............ 3,850 551,590
Flywire Corp.
(a)
.................... 6,629 202,715
GreenBox POS
(a)(b)
.................. 2,072 8,744
Grid Dynamics Holdings, Inc.
(a)
.......... 4,959 69,823
Hackett Group, Inc. (The) ............. 2,752 63,461
I3 Verticals, Inc., Class A
(a)(b)
........... 2,627 73,188

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
IT Services (continued)
IBEX Holdings Ltd.
(a)
................. 759 $ 12,099
International Money Express, Inc.
(a)
....... 4,081 84,109
Limelight Networks, Inc.
(a)
............. 14,178 74,009
LiveRamp Holdings, Inc.
(a)
............. 7,754 289,922
Maximus, Inc. ..................... 7,219 541,064
MoneyGram International, Inc.
(a)
......... 10,744 113,457
Paya Holdings, Inc., Class A
(a)
.......... 9,807 57,469
Perficient, Inc.
(a)
.................... 3,806 419,003
Priority Technology Holdings, Inc.
(a)(b)
...... 801 4,606
Rackspace Technology, Inc.
(a)
.......... 6,415 71,591
Remitly Global, Inc.
(a)
................ 1,444 14,252
Repay Holdings Corp.
(a)
.............. 10,194 150,565
StarTek, Inc.
(a)
..................... 2,147 9,511
TTEC Holdings, Inc. ................. 2,194 181,049
Tucows, Inc., Class A
(a)(b)
.............. 1,213 82,848
Unisys Corp.
(a)
..................... 7,794 168,428
Verra Mobility Corp.
(a)
................ 17,022 277,118
4,909,044
Leisure Products — 0.5%
Acushnet Holdings Corp. .............. 4,128 166,193
American Outdoor Brands, Inc.
(a)
........ 1,842 24,185
AMMO, Inc.
(a)(b)
.................... 10,187 48,898
Callaway Golf Co.
(b)
................. 13,806 323,337
Clarus Corp. ...................... 2,888 65,789
Escalade, Inc.
(b)
.................... 1,239 16,355
Genius Brands International, Inc.
(a)(b)
...... 33,666 34,339
Johnson Outdoors, Inc., Class A ......... 636 49,436
Latham Group, Inc.
(a)
................ 5,052 66,889
Malibu Boats, Inc., Class A
(a)(b)
.......... 2,472 143,401
Marine Products Corp.
(b)
.............. 684 7,900
MasterCraft Boat Holdings, Inc.
(a)
........ 2,213 54,462
Nautilus, Inc.
(a)
..................... 3,299 13,592
Smith & Wesson Brands, Inc. ........... 5,641 85,348
Solo Brands, Inc., Class A
(a)
............ 1,378 11,754
Sturm Ruger & Co., Inc.
(b)
............. 2,027 141,120
Vista Outdoor, Inc.
(a)
................. 6,767 241,514
1,494,512
Life Sciences Tools & Services — 0.6%
(a)
Absci Corp.
(b)
..................... 6,557 55,276
Akoya Biosciences, Inc. .............. 1,775 19,507
Alpha Teknova, Inc. ................. 819 11,310
Berkeley Lights, Inc. ................. 5,719 40,662
Bionano Genomics, Inc.
(b)
............. 33,551 86,562
ChromaDex Corp. .................. 5,439 13,380
Codex DNA, Inc.
(b)
.................. 912 4,898
Codexis, Inc. ...................... 7,084 146,072
Cytek Biosciences, Inc. ............... 11,507 124,046
Fluidigm Corp. ..................... 9,238 33,164
Harvard Bioscience, Inc. .............. 4,638 28,802
Inotiv, Inc. ........................ 1,545 40,448
MaxCyte, Inc.
(b)
.................... 11,286 78,889
Medpace Holdings, Inc. .............. 3,413 558,333
NanoString Technologies, Inc. .......... 5,292 183,897
NeoGenomics, Inc. ................. 13,344 162,130
Pacific Biosciences of California, Inc. ..... 22,837 207,817
Personalis, Inc. .................... 4,247 34,783
Quanterix Corp. .................... 3,681 107,448
Rapid Micro Biosystems, Inc., Class A ..... 941 6,389
Seer, Inc. ........................ 4,897 74,630
Singular Genomics Systems, Inc. ........ 5,556 35,058
2,053,501
Security
Shares
Shares Value
Machinery — 3.6%
AgEagle Aerial Systems, Inc.
(a)
.......... 7,961 $ 9,474
Alamo Group, Inc. .................. 1,186 170,535
Albany International Corp., Class A
(b)
...... 3,671 309,539
Altra Industrial Motion Corp.
(b)
.......... 7,737 301,201
Astec Industries, Inc. ................ 2,763 118,809
Barnes Group, Inc. .................. 5,550 223,055
Blue Bird Corp.
(a)
................... 1,694 31,881
Chart Industries, Inc.
(a)
............... 4,298 738,267
CIRCOR International, Inc.
(a)
........... 2,124 56,541
Columbus McKinnon Corp. ............ 3,321 140,810
Commercial Vehicle Group, Inc.
(a)(b)
....... 3,823 32,304
Desktop Metal, Inc., Class A
(a)
.......... 21,665 102,692
Douglas Dynamics, Inc. .............. 2,622 90,695
Energy Recovery, Inc.
(a)
.............. 5,079 102,291
Enerpac Tool Group Corp. ............. 7,030 153,887
EnPro Industries, Inc. ................ 2,449 239,341
ESCO Technologies, Inc.
(b)
............ 3,037 212,347
Evoqua Water Technologies Corp.
(a)(b)
..... 13,753 646,116
Federal Signal Corp. ................ 7,092 239,355
Franklin Electric Co., Inc. ............. 5,534 459,543
Gorman-Rupp Co. (The)
(b)
............. 2,709 97,199
Greenbrier Cos., Inc. (The) ............ 3,729 192,081
Helios Technologies, Inc. .............. 3,806 305,432
Hillenbrand, Inc. ................... 8,585 379,199
Hydrofarm Holdings Group, Inc.
(a)
........ 4,581 69,402
Hyliion Holdings Corp., Class A
(a)
........ 13,984 61,949
Hyster-Yale Materials Handling, Inc. ...... 1,227 40,749
Ideanomics, Inc.
(a)(b)
................. 48,734 54,582
John Bean Technologies Corp. .......... 3,675 435,377
Kadant, Inc. ...................... 1,356 263,322
Kennametal, Inc. ................... 9,839 281,494
Lindsay Corp. ..................... 1,300 204,113
Luxfer Holdings plc ................. 3,156 53,021
Manitowoc Co., Inc. (The)
(a)
............ 3,913 59,008
Mayville Engineering Co., Inc.
(a)(b)
........ 1,380 12,931
Meritor, Inc.
(a)
..................... 7,986 284,062
Miller Industries, Inc. ................ 1,464 41,226
Mueller Industries, Inc. ............... 6,560 355,355
Mueller Water Products, Inc., Class A ..... 18,440 238,245
Nikola Corp.
(a)(b)
.................... 26,455 283,333
NN, Inc.
(a)
........................ 4,836 13,928
Omega Flex, Inc.
(b)
.................. 375 48,701
Park-Ohio Holdings Corp.
(b)
............ 985 13,859
Proto Labs, Inc.
(a)
................... 3,307 174,940
RBC Bearings, Inc.
(a)(b)
............... 3,289 637,671
REV Group, Inc. ................... 3,482 46,659
Shyft Group, Inc. (The) ............... 4,015 144,982
SPX Corp.
(a)
...................... 5,128 253,374
SPX FLOW, Inc. ................... 5,001 431,186
Standex International Corp. ............ 1,469 146,782
Tennant Co.
(b)
..................... 2,187 172,336
Terex Corp. ....................... 8,054 287,206
Titan International, Inc.
(a)
.............. 6,023 88,719
Trinity Industries, Inc. ................ 9,275 318,689
Wabash National Corp.
(b)
.............. 6,059 89,916
Watts Water Technologies, Inc., Class A .... 3,287 458,832
Welbilt, Inc.
(a)
...................... 15,566 369,692
11,788,235
Marine — 0.3%
Costamare, Inc. .................... 6,404 109,188
Eagle Bulk Shipping, Inc. ............. 1,057 71,992
Genco Shipping & Trading Ltd. .......... 3,832 90,512
Matson, Inc. ...................... 4,895 590,435

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Marine (continued)
Safe Bulkers, Inc.
(a)
................. 7,634 $ 36,338
898,465
Media — 1.0%
Advantage Solutions, Inc., Class A
(a)
...... 9,113 58,141
AMC Networks, Inc., Class A
(a)
.......... 3,512 142,693
Audacy, Inc., Class A
(a)(b)
.............. 14,559 42,076
Boston Omaha Corp., Class A
(a)
......... 2,421 61,421
Cardlytics, Inc.
(a)(b)
.................. 3,814 209,694
Clear Channel Outdoor Holdings, Inc.
(a)
.... 43,322 149,894
comScore, Inc.
(a)
................... 7,824 22,768
Daily Journal Corp.
(a)
................ 153 47,734
Digital Media Solutions, Inc., Class A
(a)
.... 1,111 4,044
Emerald Holding, Inc.
(a)
............... 2,520 8,568
Entravision Communications Corp., Class A . 7,780 49,870
EW Scripps Co. (The), Class A .......... 7,028 146,112
Fluent, Inc.
(a)
...................... 4,481 9,320
Gannett Co., Inc.
(a)(b)
................. 15,986 72,097
Gray Television, Inc.
(b)
................ 10,125 223,459
Hemisphere Media Group, Inc.
(a)(b)
....... 2,141 9,784
iHeartMedia, Inc., Class A
(a)
............ 13,360 252,905
Integral Ad Science Holding Corp.
(a)
...... 3,800 52,440
John Wiley & Sons, Inc., Class A ........ 5,148 272,998
Magnite, Inc.
(a)
..................... 15,282 201,875
National CineMedia, Inc. .............. 6,954 17,663
Scholastic Corp.
(b)
.................. 3,103 124,989
Sinclair Broadcast Group, Inc., Class A .... 5,319 149,038
Stagwell, Inc.
(a)(b)
................... 7,455 53,974
TechTarget, Inc.
(a)(b)
................. 3,070 249,530
TEGNA, Inc. ...................... 26,310 589,344
Thryv Holdings, Inc.
(a)
................ 772 21,709
WideOpenWest, Inc.
(a)
............... 6,242 108,860
3,353,000
Metals & Mining — 1.5%
Allegheny Technologies, Inc.
(a)(b)
......... 15,141 406,384
Arconic Corp.
(a)
.................... 12,568 321,992
Carpenter Technology Corp. ........... 5,524 231,898
Century Aluminum Co.
(a)
.............. 6,137 161,465
Coeur Mining, Inc.
(a)(b)
................ 30,381 135,196
Commercial Metals Co. ............... 14,307 595,457
Compass Minerals International, Inc. ...... 4,068 255,430
Constellium SE, Class A
(a)
............. 14,644 263,592
Gatos Silver, Inc.
(a)
.................. 5,460 23,587
Haynes International, Inc. ............. 1,594 67,904
Hecla Mining Co. ................... 62,543 410,908
Kaiser Aluminum Corp. ............... 1,906 179,469
Materion Corp. .................... 2,443 209,463
MP Materials Corp., Class A
(a)(b)
......... 8,973 514,512
Novagold Resources, Inc.
(a)
............ 28,296 218,728
Olympic Steel, Inc. .................. 1,268 48,767
Perpetua Resources Corp.
(a)(b)
.......... 3,197 13,108
PolyMet Mining Corp.
(a)
............... 3,444 14,430
Ryerson Holding Corp. ............... 2,135 74,768
Schnitzer Steel Industries, Inc., Class A .... 3,180 165,169
SunCoke Energy, Inc. ................ 10,374 92,432
TimkenSteel Corp.
(a)
................. 5,243 114,717
Warrior Met Coal, Inc. ................ 6,058 224,812
Worthington Industries, Inc. ............ 3,937 202,401
4,946,589
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AFC Gamma, Inc. .................. 1,467 28,049
Angel Oak Mortgage, Inc. ............. 860 14,113
Apollo Commercial Real Estate Finance, Inc.
(b)
16,318 227,310
Arbor Realty Trust, Inc.
(b)
.............. 17,024 290,429
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ares Commercial Real Estate Corp. ...... 5,150 $ 79,928
ARMOUR Residential REIT, Inc.
(b)
....... 10,802 90,737
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 18,516 588,624
BrightSpire Capital, Inc., Class A ........ 10,167 94,045
Broadmark Realty Capital, Inc. .......... 15,450 133,643
Chimera Investment Corp. ............. 28,130 338,685
Dynex Capital, Inc.
(b)
................. 4,220 68,364
Ellington Financial, Inc. ............... 6,369 113,050
Franklin BSP Realty Trust, Inc.
(a)(b)
....... 4,327 60,491
Granite Point Mortgage Trust, Inc. ....... 6,283 69,867
Great Ajax Corp. ................... 2,702 31,694
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 9,017 427,676
Invesco Mortgage Capital, Inc.
(b)
......... 38,760 88,373
KKR Real Estate Finance Trust, Inc. ...... 4,244 87,469
Ladder Capital Corp. ................ 13,296 157,824
MFA Financial, Inc. .................. 52,813 212,836
New York Mortgage Trust, Inc. .......... 43,925 160,326
Orchid Island Capital, Inc.
(b)
............ 15,002 48,756
PennyMac Mortgage Investment Trust
(b)
... 11,589 195,738
Ready Capital Corp. ................. 7,936 119,516
Redwood Trust, Inc. ................. 13,254 139,565
TPG RE Finance Trust, Inc. ............ 7,288 86,071
Two Harbors Investment Corp.
(b)
......... 40,474 223,821
4,177,000
Multiline Retail — 0.4%
Big Lots, Inc. ...................... 3,538 122,415
Dillard's, Inc., Class A
(b)
............... 640 171,770
Franchise Group, Inc. ................ 3,380 140,033
Macy's, Inc. ...................... 35,577 866,656
1,300,874
Multi-Utilities — 0.4%
Avista Corp. ...................... 8,428 380,524
Black Hills Corp.
(b)
.................. 7,571 583,118
NorthWestern Corp. ................. 6,250 378,063
Unitil Corp. ....................... 1,785 89,036
1,430,741
Oil, Gas & Consumable Fuels — 5.4%
Aemetis, Inc.
(a)(b)
................... 3,366 42,647
Alto Ingredients, Inc.
(a)(b)
.............. 8,531 58,181
Antero Resources Corp.
(a)
............. 33,651 1,027,365
Arch Resources, Inc. ................ 1,775 243,850
Berry Corp. ....................... 8,431 87,008
Brigham Minerals, Inc., Class A ......... 5,043 128,849
California Resources Corp. ............ 9,483 424,175
Callon Petroleum Co.
(a)(b)
.............. 5,592 330,375
Centennial Resource Development, Inc., Class
A
(a)
.......................... 21,599 174,304
Centrus Energy Corp., Class A
(a)
......... 1,127 37,980
Chesapeake Energy Corp.
(b)
........... 12,384 1,077,408
Civitas Resources, Inc.
(a)(b)
............. 5,112 305,238
Clean Energy Fuels Corp.
(a)
............ 18,564 147,398
CNX Resources Corp.
(a)
.............. 23,723 491,541
Comstock Resources, Inc.
(a)
............ 10,924 142,558
CONSOL Energy, Inc.
(a)
.............. 4,053 152,514
Crescent Energy, Inc., Class A
(a)(b)
........ 3,504 60,759
CVR Energy, Inc. ................... 3,451 88,139
Delek US Holdings, Inc. .............. 7,967 169,060
Denbury, Inc.
(a)
.................... 6,018 472,834
DHT Holdings, Inc. .................. 17,440 101,152
Dorian LPG Ltd. .................... 3,612 52,338
Earthstone Energy, Inc., Class A
(a)
....... 3,305 41,742
Energy Fuels, Inc.
(a)
................. 18,202 166,548

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Equitrans Midstream Corp.
(b)
........... 48,789 $ 411,779
Falcon Minerals Corp.
(b)
.............. 4,404 29,683
Frontline Ltd. ...................... 13,916 122,461
Gevo, Inc.
(a)(b)
..................... 23,282 108,960
Golar LNG Ltd.
(a)
................... 11,717 290,347
Green Plains, Inc.
(a)
................. 4,336 134,459
HighPeak Energy, Inc. ............... 397 8,813
International Seaways, Inc. ............ 5,567 100,429
Kinetik Holdings, Inc., Class A .......... 389 25,289
Kosmos Energy Ltd.
(a)
................ 53,071 381,580
Laredo Petroleum, Inc.
(a)
.............. 1,501 118,789
Magnolia Oil & Gas Corp., Class A
(b)
...... 17,057 403,398
Matador Resources Co.
(b)
............. 13,128 695,521
Murphy Oil Corp. ................... 17,229 695,879
Nordic American Tankers Ltd. .......... 18,951 40,366
Northern Oil and Gas, Inc. ............. 7,209 203,222
Oasis Petroleum, Inc. ................ 2,339 342,196
Ovintiv, Inc. ....................... 30,919 1,671,790
Par Pacific Holdings, Inc.
(a)
............ 5,308 69,110
PBF Energy, Inc., Class A
(a)(b)
........... 11,435 278,671
PDC Energy, Inc. ................... 11,463 833,131
Peabody Energy Corp.
(a)
.............. 10,528 258,252
Range Resources Corp.
(a)
............. 28,422 863,460
Ranger Oil Corp.
(a)
.................. 2,511 86,705
Renewable Energy Group, Inc.
(a)
........ 5,269 319,565
REX American Resources Corp.
(a)
....... 646 64,342
Riley Exploration Permian, Inc. .......... 1,248 31,300
Scorpio Tankers, Inc. ................ 5,818 124,389
SFL Corp. Ltd. ..................... 14,585 148,475
SM Energy Co. .................... 14,253 555,154
Southwestern Energy Co.
(a)(b)
........... 119,433 856,335
Talos Energy, Inc.
(a)
................. 4,398 69,444
Teekay Corp.
(a)
.................... 8,284 26,260
Teekay Tankers Ltd., Class A
(a)
.......... 2,845 39,375
Tellurian, Inc.
(a)
.................... 44,910 238,023
Uranium Energy Corp.
(a)
.............. 30,710 140,959
Ur-Energy, Inc.
(a)
................... 21,583 34,533
W&T Offshore, Inc.
(a)
................ 10,577 40,404
Whiting Petroleum Corp.
(a)
............. 4,699 383,016
World Fuel Services Corp. ............. 7,355 198,879
17,468,706
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............. 1,927 54,014
Glatfelter Corp. .................... 5,305 65,676
Neenah, Inc.
(b)
..................... 2,100 83,286
Schweitzer-Mauduit International, Inc. ..... 3,739 102,822
305,798
Personal Products — 0.6%
Beauty Health Co. (The), Class A
(a)
....... 10,263 173,239
BellRing Brands, Inc.
(a)
............... 13,394 309,134
Edgewell Personal Care Co.
(b)
.......... 6,350 232,854
elf Beauty, Inc.
(a)
................... 5,754 148,626
Honest Co., Inc. (The)
(a)
.............. 10,004 52,121
Inter Parfums, Inc.
(b)
................. 2,139 188,339
Medifast, Inc. ..................... 1,371 234,139
Nature's Sunshine Products, Inc. ........ 1,161 19,528
NewAge, Inc.
(a)
.................... 16,634 9,664
Nu Skin Enterprises, Inc., Class A
(b)
...... 5,929 283,881
Revlon, Inc., Class A
(a)
............... 1,015 8,191
USANA Health Sciences, Inc.
(a)
......... 1,466 116,474
Veru, Inc.
(a)(b)
...................... 6,942 33,530
1,809,720
Security
Shares
Shares Value
Pharmaceuticals — 1.5%
9 Meters Biopharma, Inc.
(a)(b)
........... 25,349 $ 15,192
Aclaris Therapeutics, Inc.
(a)(b)
........... 6,034 104,026
Aerie Pharmaceuticals, Inc.
(a)
........... 5,049 45,946
Amneal Pharmaceuticals, Inc.
(a)
......... 10,749 44,823
Amphastar Pharmaceuticals, Inc.
(a)
....... 4,363 156,632
Ampio Pharmaceuticals, Inc.
(a)
.......... 22,687 10,663
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 1,131 14,533
Angion Biomedica Corp.
(a)(b)
............ 2,562 5,431
ANI Pharmaceuticals, Inc.
(a)
............ 1,221 34,322
Antares Pharma, Inc.
(a)
............... 18,927 77,601
Arvinas, Inc.
(a)
..................... 5,523 371,698
Atea Pharmaceuticals, Inc.
(a)
........... 7,703 55,616
Athira Pharma, Inc.
(a)
................ 3,847 51,935
Axsome Therapeutics, Inc.
(a)
........... 3,314 137,166
Cara Therapeutics, Inc.
(a)
............. 5,604 68,089
Cassava Sciences, Inc.
(a)(b)
............ 4,563 169,470
CinCor Pharma, Inc.
(a)
................ 1,368 23,995
Citius Pharmaceuticals, Inc.
(a)(b)
......... 13,544 24,244
Collegium Pharmaceutical, Inc.
(a)
........ 4,395 89,482
Corcept Therapeutics, Inc.
(a)(b)
.......... 10,309 232,159
CorMedix, Inc.
(a)
.................... 5,051 27,679
Cymabay Therapeutics, Inc.
(a)
.......... 6,894 21,440
DICE Therapeutics, Inc.
(a)
............. 1,638 31,335
Durect Corp.
(a)(b)
.................... 24,081 16,132
Edgewise Therapeutics, Inc.
(a)
.......... 4,550 44,135
Endo International plc
(a)
............... 28,139 65,001
Esperion Therapeutics, Inc.
(a)
........... 6,812 31,608
Evolus, Inc.
(a)(b)
.................... 3,847 43,163
EyePoint Pharmaceuticals, Inc.
(a)
........ 2,520 30,618
Fulcrum Therapeutics, Inc.
(a)
........... 3,525 83,366
Harmony Biosciences Holdings, Inc.
(a)
..... 2,666 129,701
Ikena Oncology, Inc.
(a)
................ 3,259 19,880
Innoviva, Inc.
(a)
.................... 5,103 98,743
Intra-Cellular Therapies, Inc.
(a)
.......... 9,405 575,492
Kala Pharmaceuticals, Inc.
(a)
........... 7,157 9,877
Kaleido Biosciences, Inc.
(a)
............ 3,195 5,272
KemPharm, Inc.
(a)
.................. 3,409 17,147
Landos Biopharma, Inc.
(a)
............. 763 1,125
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 4,405 41,187
Mind Medicine MindMed, Inc.
(a)
......... 43,122 47,865
NGM Biopharmaceuticals, Inc.
(a)
......... 3,780 57,645
Nuvation Bio, Inc., Class A
(a)
........... 18,695 98,336
Ocular Therapeutix, Inc.
(a)
............. 8,761 43,367
Omeros Corp.
(a)
.................... 7,096 42,647
Oramed Pharmaceuticals, Inc.
(a)
......... 3,186 27,559
Pacira BioSciences, Inc.
(a)(b)
............ 5,267 401,977
Paratek Pharmaceuticals, Inc.
(a)
......... 5,304 15,753
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 2,416 32,882
Phibro Animal Health Corp., Class A ...... 2,371 47,301
Pliant Therapeutics, Inc.
(a)
............. 2,956 20,722
Prestige Consumer Healthcare, Inc.
(a)
..... 5,914 313,087
Provention Bio, Inc.
(a)(b)
............... 6,145 44,981
Rain Therapeutics, Inc.
(a)
.............. 2,485 12,599
Reata Pharmaceuticals, Inc., Class A
(a)
.... 3,275 107,289
Relmada Therapeutics, Inc.
(a)
........... 2,929 79,054
Revance Therapeutics, Inc.
(a)
........... 8,373 163,274
Seelos Therapeutics, Inc.
(a)
............ 9,043 7,576
SIGA Technologies, Inc.
(a)
............. 5,355 37,967
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 5,859 189,363
Tarsus Pharmaceuticals, Inc.
(a)
.......... 1,130 19,007
Terns Pharmaceuticals, Inc.
(a)
........... 1,732 5,144
TherapeuticsMD, Inc.
(a)
............... 49,642 18,864
Theravance Biopharma, Inc.
(a)
.......... 7,524 71,929
Theseus Pharmaceuticals, Inc.
(a)
........ 1,361 15,692
Ventyx Biosciences, Inc.
(a)(b)
............ 1,228 16,664

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Pharmaceuticals (continued)
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 1,738 $ 14,095
WaVe Life Sciences Ltd.
(a)
............. 4,026 8,052
4,986,615
Professional Services — 1.8%
Acacia Research Corp.
(a)
.............. 5,266 23,750
ASGN, Inc.
(a)
...................... 5,991 699,210
Atlas Technical Consultants, Inc.
(a)(b)
...... 1,652 19,890
Barrett Business Services, Inc. .......... 891 69,026
CBIZ, Inc.
(a)
....................... 5,842 245,189
CRA International, Inc. ............... 841 70,863
Exponent, Inc.
(b)
.................... 6,113 660,510
First Advantage Corp.
(a)
............... 6,474 130,710
Forrester Research, Inc.
(a)
............. 1,251 70,581
Franklin Covey Co.
(a)
................ 1,417 64,077
Heidrick & Struggles International, Inc. .... 2,229 88,224
HireQuest, Inc. .................... 601 11,491
HireRight Holdings Corp.
(a)
............ 2,638 45,110
Huron Consulting Group, Inc.
(a)
.......... 2,636 120,755
ICF International, Inc. ................ 2,213 208,332
Insperity, Inc. ...................... 4,276 429,396
KBR, Inc. ........................ 16,658 911,692
Kelly Services, Inc., Class A
(b)
.......... 4,184 90,751
Kforce, Inc. ....................... 2,465 182,336
Korn Ferry ....................... 6,347 412,174
ManTech International Corp., Class A ..... 3,227 278,135
Mistras Group, Inc.
(a)
................ 2,325 15,368
Resources Connection, Inc. ............ 4,061 69,605
Sterling Check Corp.
(a)
............... 1,950 51,538
TriNet Group, Inc.
(a)
................. 4,836 475,669
TrueBlue, Inc.
(a)
.................... 4,215 121,771
Upwork, Inc.
(a)
..................... 13,879 322,548
Willdan Group, Inc.
(a)
................ 1,339 41,094
5,929,795
Real Estate Management & Development — 0.7%
Cushman & Wakefield plc
(a)
............ 16,329 334,908
Douglas Elliman, Inc.
(a)
............... 8,346 60,926
eXp World Holdings, Inc.
(b)
............. 7,404 156,743
Fathom Holdings, Inc.
(a)
.............. 624 6,677
Forestar Group, Inc.
(a)
................ 2,201 39,090
FRP Holdings, Inc.
(a)
................. 727 42,020
Kennedy-Wilson Holdings, Inc. .......... 13,881 338,557
Marcus & Millichap, Inc.
(a)
............. 2,781 146,503
Newmark Group, Inc., Class A .......... 19,829 315,678
Rafael Holdings, Inc., Class B
(a)(b)
........ 1,177 2,954
RE/MAX Holdings, Inc., Class A ......... 2,229 61,810
Realogy Holdings Corp.
(a)
............. 13,503 211,727
Redfin Corp.
(a)(b)
.................... 12,169 219,529
RMR Group, Inc. (The), Class A ......... 1,887 58,686
St. Joe Co. (The) ................... 4,023 238,322
Tejon Ranch Co.
(a)
.................. 2,243 40,957
2,275,087
Road & Rail — 0.9%
ArcBest Corp.
(b)
.................... 2,986 240,373
Avis Budget Group, Inc.
(a)(b)
............ 4,874 1,283,324
Covenant Logistics Group, Inc., Class A
(a)
.. 1,391 29,948
Daseke, Inc.
(a)
..................... 5,005 50,400
Heartland Express, Inc. ............... 5,363 75,457
HyreCar, Inc.
(a)
.................... 2,091 4,977
Marten Transport Ltd. ................ 7,338 130,323
PAM Transportation Services, Inc.
(a)
...... 1,000 34,750
Saia, Inc.
(a)
....................... 3,119 760,475
Universal Logistics Holdings, Inc. ........ 1,108 22,326
US Xpress Enterprises, Inc., Class A
(a)
..... 2,996 11,625
Security
Shares
Shares Value
Road & Rail (continued)
Werner Enterprises, Inc.
(b)
............. 7,159 $ 293,519
Yellow Corp.
(a)
..................... 6,005 42,095
2,979,592
Semiconductors & Semiconductor Equipment — 3.3%
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,531 138,319
Ambarella, Inc.
(a)
................... 4,163 436,782
Amkor Technology, Inc. ............... 12,002 260,683
Atomera, Inc.
(a)(b)
................... 2,344 30,613
Axcelis Technologies, Inc.
(a)
............ 3,866 291,999
AXT, Inc.
(a)
....................... 5,162 36,237
CEVA, Inc.
(a)
...................... 2,732 111,056
CMC Materials, Inc. ................. 3,340 619,236
Cohu, Inc.
(a)
...................... 5,717 169,223
Credo Technology Group Holding Ltd.
(a)
.... 2,601 39,613
Diodes, Inc.
(a)
..................... 5,184 450,956
FormFactor, Inc.
(a)
.................. 9,051 380,413
Ichor Holdings Ltd.
(a)
................. 3,264 116,264
Impinj, Inc.
(a)
...................... 2,279 144,808
Kopin Corp.
(a)(b)
.................... 9,257 23,420
Kulicke & Soffa Industries, Inc.
(b)
......... 7,310 409,506
Lattice Semiconductor Corp.
(a)
.......... 16,116 982,270
MACOM Technology Solutions Holdings, Inc.
(a)
5,803 347,426
MaxLinear, Inc.
(a)
................... 8,439 492,416
Meta Materials, Inc.
(a)(b)
............... 25,783 43,058
NeoPhotonics Corp.
(a)
................ 5,837 88,781
NVE Corp. ....................... 509 27,725
Onto Innovation, Inc.
(a)
............... 5,731 497,967
PDF Solutions, Inc.
(a)
................ 3,601 100,360
Photronics, Inc.
(a)
................... 7,092 120,351
Power Integrations, Inc. .............. 6,946 643,755
Rambus, Inc.
(a)(b)
................... 12,767 407,140
Semtech Corp.
(a)
................... 7,585 525,944
Silicon Laboratories, Inc.
(a)
............. 4,471 671,544
SiTime Corp.
(a)
..................... 1,923 476,558
SkyWater Technology, Inc.
(a)(b)
.......... 938 10,158
SMART Global Holdings, Inc.
(a)
.......... 5,755 148,652
SunPower Corp.
(a)
.................. 9,700 208,356
Synaptics, Inc.
(a)(b)
.................. 4,698 937,251
Ultra Clean Holdings, Inc.
(a)(b)
........... 5,254 222,717
Veeco Instruments, Inc.
(a)
............. 5,832 158,572
10,770,129
Software — 5.5%
8x8, Inc.
(a)
........................ 13,152 165,584
A10 Networks, Inc. .................. 6,827 95,237
ACI Worldwide, Inc.
(a)
................ 13,857 436,357
Agilysys, Inc.
(a)
.................... 2,522 100,577
Alarm.com Holdings, Inc.
(a)
............ 5,644 375,100
Alkami Technology, Inc.
(a)
............. 3,344 47,853
Altair Engineering, Inc., Class A
(a)
........ 5,468 352,139
American Software, Inc., Class A ........ 3,885 80,963
Appfolio, Inc., Class A
(a)
.............. 2,231 252,571
Appian Corp.
(a)
.................... 4,574 278,191
Arteris, Inc.
(a)
...................... 641 8,333
Asana, Inc., Class A
(a)
................ 8,378 334,869
Avaya Holdings Corp.
(a)
............... 9,845 124,736
AvidXchange Holdings, Inc.
(a)
........... 2,977 23,965
Benefitfocus, Inc.
(a)
.................. 2,979 37,595
Blackbaud, Inc.
(a)
................... 5,633 337,248
Blackline, Inc.
(a)
.................... 6,412 469,487
Bottomline Technologies DE, Inc.
(a)
....... 5,185 293,886
Box, Inc., Class A
(a)
................. 16,112 468,215
BTRS Holdings, Inc., Class A
(a)
.......... 11,214 83,881
Cerence, Inc.
(a)(b)
................... 4,424 159,706
ChannelAdvisor Corp.
(a)
.............. 3,326 55,112

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Software (continued)
Cleanspark, Inc.
(a)
.................. 3,905 $ 48,305
CommVault Systems, Inc.
(a)
............ 5,243 347,873
Consensus Cloud Solutions, Inc.
(a)
....... 1,901 114,307
Couchbase, Inc.
(a)(b)
................. 2,771 48,271
CS Disco, Inc.
(a)
.................... 1,842 62,573
Digimarc Corp.
(a)(b)
.................. 1,488 39,239
Digital Turbine, Inc.
(a)
................ 10,686 468,154
Domo, Inc., Class B
(a)
................ 3,243 163,998
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 23,387 206,039
Ebix, Inc. ........................ 3,264 108,202
eGain Corp.
(a)
..................... 2,735 31,671
Enfusion, Inc., Class A
(a)
.............. 2,559 32,550
EngageSmart, Inc.
(a)
................. 1,887 40,212
Envestnet, Inc.
(a)
................... 6,439 479,319
EverCommerce, Inc.
(a)(b)
.............. 3,539 46,715
GTY Technology Holdings, Inc.
(a)
........ 3,839 12,400
Instructure Holdings, Inc.
(a)
............ 1,410 28,285
Intapp, Inc.
(a)(b)
..................... 1,185 28,452
Intelligent Systems Corp.
(a)(b)
........... 947 25,948
InterDigital, Inc. .................... 3,709 236,634
JFrog Ltd.
(a)
....................... 6,156 165,904
Kaltura, Inc.
(a)
..................... 2,049 3,668
LivePerson, Inc.
(a)
.................. 7,718 188,474
Marathon Digital Holdings, Inc.
(a)
......... 11,387 318,267
MeridianLink, Inc.
(a)(b)
................ 2,674 48,399
MicroStrategy, Inc., Class A
(a)(b)
.......... 1,109 539,329
Mimecast Ltd.
(a)
.................... 7,246 576,492
Mitek Systems, Inc.
(a)(b)
............... 5,055 74,157
Model N, Inc.
(a)(b)
................... 4,086 109,913
Momentive Global, Inc.
(a)
.............. 15,719 255,591
ON24, Inc.
(a)
...................... 3,165 41,620
OneSpan, Inc.
(a)
.................... 4,331 62,540
PagerDuty, Inc.
(a)
................... 9,692 331,369
Ping Identity Holding Corp.
(a)
........... 7,083 194,287
Progress Software Corp. .............. 5,238 246,657
PROS Holdings, Inc.
(a)
............... 4,768 158,822
Q2 Holdings, Inc.
(a)
.................. 6,435 396,718
Qualys, Inc.
(a)
..................... 4,058 577,900
Rapid7, Inc.
(a)
..................... 6,625 736,965
Rekor Systems, Inc.
(a)
................ 3,743 17,068
Rimini Street, Inc.
(a)
................. 5,231 30,340
Riot Blockchain, Inc.
(a)(b)
.............. 12,680 268,436
Sailpoint Technologies Holdings, Inc.
(a)(b)
... 10,796 552,539
Sapiens International Corp. NV ......... 3,805 96,609
SecureWorks Corp., Class A
(a)
.......... 1,142 15,131
ShotSpotter, Inc.
(a)
.................. 1,098 30,436
Smith Micro Software, Inc.
(a)
............ 6,282 23,683
Sprout Social, Inc., Class A
(a)
........... 5,417 434,010
SPS Commerce, Inc.
(a)(b)
.............. 4,297 563,766
Stronghold Digital Mining, Inc., Class A
(a)
... 872 5,101
Sumo Logic, Inc.
(a)
.................. 10,409 121,473
Telos Corp.
(a)
...................... 4,698 46,839
Tenable Holdings, Inc.
(a)
.............. 10,992 635,228
Upland Software, Inc.
(a)
............... 3,315 58,377
Varonis Systems, Inc.
(a)
............... 12,669 602,284
Verint Systems, Inc.
(a)
................ 7,686 397,366
Veritone, Inc.
(a)(b)
................... 3,243 59,282
Viant Technology, Inc., Class A
(a)
......... 1,507 9,871
VirnetX Holding Corp.
(b)
............... 8,488 13,835
Vonage Holdings Corp.
(a)
.............. 29,928 607,239
Workiva, Inc.
(a)
..................... 5,029 593,422
Xperi Holding Corp. ................. 12,320 213,382
Yext, Inc.
(a)
....................... 13,171 90,748
Zuora, Inc., Class A
(a)(b)
............... 13,191 197,601
17,861,890
Security
Shares
Shares Value
Specialty Retail — 2.2%
Aaron's Co., Inc. (The) ............... 3,615 $ 72,589
Abercrombie & Fitch Co., Class A
(a)(b)
...... 6,576 210,366
Academy Sports & Outdoors, Inc.
(a)
....... 9,244 364,214
American Eagle Outfitters, Inc.
(b)
......... 17,913 300,938
America's Car-Mart, Inc.
(a)
............. 761 61,306
Arko Corp.
(a)
...................... 9,829 89,444
Asbury Automotive Group, Inc.
(a)
......... 2,749 440,390
Barnes & Noble Education, Inc.
(a)
........ 4,584 16,411
Bed Bath & Beyond, Inc.
(a)
............. 11,430 257,518
Big 5 Sporting Goods Corp.
(b)
........... 2,483 42,583
Boot Barn Holdings, Inc.
(a)(b)
............ 3,427 324,845
Buckle, Inc. (The)
(b)
................. 3,437 113,558
Caleres, Inc. ...................... 4,338 83,854
Camping World Holdings, Inc., Class A
(b)
... 4,827 134,915
CarLotz, Inc., Class A
(a)
............... 8,469 11,603
Cato Corp. (The), Class A ............. 2,162 31,695
Chico's FAS, Inc.
(a)
.................. 13,392 64,282
Children's Place, Inc. (The)
(a)
........... 1,627 80,211
Citi Trends, Inc.
(a)
................... 1,025 31,391
Conn's, Inc.
(a)
..................... 2,008 30,943
Container Store Group, Inc. (The)
(a)
....... 3,854 31,487
Designer Brands, Inc., Class A
(a)
......... 7,171 96,880
Genesco, Inc.
(a)
.................... 1,725 109,727
Group 1 Automotive, Inc.
(b)
............. 1,963 329,450
GrowGeneration Corp.
(a)
.............. 6,453 59,432
Guess?, Inc.
(b)
..................... 4,884 106,715
Haverty Furniture Cos., Inc. ............ 2,098 57,527
Hibbett, Inc.
(b)
..................... 1,550 68,727
JOANN, Inc.
(b)
..................... 1,384 15,791
Kirkland's, Inc.
(a)(b)
.................. 1,671 15,524
Lazydays Holdings, Inc.
(a)
............. 876 17,678
LL Flooring Holdings, Inc.
(a)
............ 3,195 44,794
MarineMax, Inc.
(a)
................... 2,482 99,925
Monro, Inc. ....................... 3,871 171,640
Murphy USA, Inc.
(b)
................. 2,752 550,290
National Vision Holdings, Inc.
(a)
......... 9,835 428,511
ODP Corp. (The)
(a)
.................. 5,537 253,761
OneWater Marine, Inc., Class A ......... 1,285 44,268
Party City Holdco, Inc.
(a)
.............. 13,183 47,195
Rent-A-Center, Inc. ................. 7,693 193,787
Sally Beauty Holdings, Inc.
(a)
........... 12,903 201,674
Shift Technologies, Inc., Class A
(a)(b)
....... 7,403 16,287
Shoe Carnival, Inc. .................. 1,966 57,329
Signet Jewelers Ltd. ................. 6,224 452,485
Sleep Number Corp.
(a)(b)
.............. 2,585 131,085
Sonic Automotive, Inc., Class A ......... 2,611 110,994
Sportsman's Warehouse Holdings, Inc.
(a)
... 5,364 57,341
Tilly's, Inc., Class A ................. 2,985 27,940
Torrid Holdings, Inc.
(a)
................ 1,502 9,102
TravelCenters of America, Inc.
(a)
......... 1,489 63,967
Urban Outfitters, Inc.
(a)
............... 8,184 205,500
Winmark Corp.
(b)
................... 394 86,680
Zumiez, Inc.
(a)
..................... 2,224 84,979
7,011,528
Technology Hardware, Storage & Peripherals — 0.3%
(a)
3D Systems Corp.
(b)
................. 14,594 243,428
Avid Technology, Inc. ................ 4,457 155,416
Corsair Gaming, Inc. ................ 3,265 69,087
Diebold Nixdorf, Inc. ................. 8,877 59,742
Eastman Kodak Co. ................. 5,352 35,056
Quantum Corp. .................... 6,829 15,502
Super Micro Computer, Inc. ............ 5,282 201,086
Turtle Beach Corp. .................. 1,864 39,684
819,001

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.
(a)
...................... 6,859 $ 524,028
Fossil Group, Inc.
(a)
................. 5,744 55,372
G-III Apparel Group Ltd.
(a)(b)
............ 5,206 140,822
Kontoor Brands, Inc.
(b)
............... 6,188 255,874
Movado Group, Inc. ................. 1,757 68,611
Oxford Industries, Inc. ............... 1,913 173,126
PLBY Group, Inc.
(a)
.................. 3,389 44,362
Rocky Brands, Inc.
(b)
................. 726 30,194
Steven Madden Ltd. ................. 9,490 366,694
Superior Group of Cos., Inc. ........... 1,400 24,990
Unifi, Inc.
(a)
....................... 1,745 31,584
Vera Bradley, Inc.
(a)(b)
................ 2,825 21,668
Wolverine World Wide, Inc.
(b)
........... 9,682 218,426
1,955,751
Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc.
(a)
................ 6,807 315,777
Blue Foundry Bancorp
(a)
.............. 3,298 44,688
Bridgewater Bancshares, Inc.
(a)
......... 2,423 40,416
Capitol Federal Financial, Inc. .......... 15,065 163,907
Columbia Financial, Inc.
(a)
............. 4,789 103,011
Essent Group Ltd. .................. 12,751 525,469
Federal Agricultural Mortgage Corp., Class C 1,076 116,725
Finance of America Cos., Inc., Class A
(a)
... 1,877 5,706
Flagstar Bancorp, Inc. ............... 6,218 263,643
FS Bancorp, Inc. ................... 986 30,566
Hingham Institution for Savings (The) ..... 187 64,178
Home Bancorp, Inc. ................. 1,018 41,524
Home Point Capital, Inc. .............. 965 3,001
Kearny Financial Corp. ............... 7,980 102,782
Luther Burbank Corp. ................ 1,727 22,952
Merchants Bancorp ................. 1,980 54,212
Mr Cooper Group, Inc.
(a)
.............. 7,278 332,386
NMI Holdings, Inc., Class A
(a)
........... 10,038 206,984
Northfield Bancorp, Inc. .............. 5,107 73,337
Ocwen Financial Corp.
(a)
.............. 975 23,166
PCSB Financial Corp. ................ 1,491 28,493
PennyMac Financial Services, Inc. ....... 3,505 186,466
Pioneer Bancorp, Inc.
(a)
............... 1,483 15,601
Provident Bancorp, Inc. ............... 2,076 33,673
Provident Financial Services, Inc. ........ 8,845 206,973
Radian Group, Inc. .................. 21,202 470,896
Southern Missouri Bancorp, Inc. ......... 997 49,800
TrustCo Bank Corp. ................. 2,175 69,448
Velocity Financial, Inc.
(a)
.............. 1,023 11,192
Walker & Dunlop, Inc. ................ 3,426 443,393
Washington Federal, Inc.
(b)
............ 7,639 250,712
Waterstone Financial, Inc. ............. 2,447 47,325
WSFS Financial Corp. ............... 7,550 351,981
4,700,383
Tobacco — 0.2%
22nd Century Group, Inc.
(a)
............ 18,009 41,781
Turning Point Brands, Inc. ............. 1,769 60,164
Universal Corp.
(b)
................... 2,950 171,306
Vector Group Ltd. .................. 16,692 200,972
474,223
Trading Companies & Distributors — 1.7%
Alta Equipment Group, Inc.
(a)
........... 2,288 28,280
Applied Industrial Technologies, Inc. ...... 4,519 463,921
Beacon Roofing Supply, Inc.
(a)
.......... 6,575 389,766
BlueLinx Holdings, Inc.
(a)
.............. 1,070 76,912
Boise Cascade Co. ................. 4,624 321,229
Custom Truck One Source, Inc.
(a)
........ 5,439 45,633
DXP Enterprises, Inc.
(a)
............... 2,225 60,275
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
EVI Industries, Inc.
(a)
................. 587 $ 10,912
GATX Corp.
(b)
..................... 4,185 516,136
Global Industrial Co.
(b)
................ 1,489 47,991
GMS, Inc.
(a)
....................... 5,021 249,895
H&E Equipment Services, Inc. .......... 3,900 169,728
Herc Holdings, Inc. .................. 2,937 490,743
Karat Packaging, Inc.
(a)
............... 547 10,858
Lawson Products, Inc.
(a)(b)
............. 584 22,507
McGrath RentCorp .................. 2,910 247,292
MRC Global, Inc.
(a)
.................. 9,218 109,786
NOW, Inc.
(a)
...................... 13,515 149,070
Rush Enterprises, Inc., Class A ......... 5,017 255,415
Rush Enterprises, Inc., Class B ......... 853 41,243
Textainer Group Holdings Ltd.
(a)
......... 5,467 208,129
Titan Machinery, Inc.
(a)
............... 2,475 69,944
Transcat, Inc.
(a)(b)
................... 853 69,212
Triton International Ltd. ............... 7,951 558,001
Veritiv Corp.
(a)
..................... 1,687 225,366
WESCO International, Inc.
(a)
........... 5,297 689,352
Willis Lease Finance Corp.
(a)(b)
.......... 394 12,683
5,540,279
Water Utilities — 0.4%
American States Water Co. ............ 4,410 392,578
Artesian Resources Corp., Class A ....... 903 43,841
Cadiz, Inc.
(a)
...................... 2,492 5,158
California Water Service Group ......... 6,269 371,626
Global Water Resources, Inc. ........... 1,617 26,907
Middlesex Water Co.
(b)
............... 2,039 214,442
Pure Cycle Corp.
(a)
.................. 2,594 31,180
SJW Group ....................... 3,339 232,328
York Water Co. (The) ................ 1,480 66,555
1,384,615
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
...................... 7,126 135,822
Shenandoah Telecommunications Co.
(b)
.... 5,764 135,915
Telephone & Data Systems, Inc.
(b)
........ 12,055 227,598
United States Cellular Corp.
(a)
.......... 1,824 55,140
554,475
Total Common Stocks — 99.2%
(Cost: $250,523,338) ............................. 322,597,424
Investment Companies
Ferroglobe Representation and Warranty
Insurance Trust
(d)
................. 10,979 —
Total Investment Companies — 0.0%
(Cost: $0) .................................... —
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I ............... 1,703 5,109
Oncternal Therapeutics, Inc., CVR ....... 105 107
5,216
Pharmaceuticals — 0.0%
Zogenix, Inc. ...................... 6,556 4,458

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.0%
(b)
Quantum Corp.(Expires 04/18/22) ....... 6,829 $ 58
Total Rights — 0.0%
(Cost: $9,567) ................................. 9,732
Total Long-Term Investments — 99.2%
(Cost: $250,532,905) ............................. 322,607,156
Security
Shares
Shares Value
Short-Term Securities
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% ................... 2,157,865 $ 2,157,865
SL Liquidity Series, LLC, Money Market Series,
0.42%
(g)
....................... 34,888,649 34,878,182
Total Short-Term Securities — 11.4%
(Cost: $37,040,729) .............................. 37,036,047
Total Investments — 110.6%
(Cost: $287,573,634 ) ............................. 359,643,203
Liabilities in Excess of Other Assets — (10.6)% ........... (34,552,809)
Net Assets — 100.0% .............................. $ 325,090,394
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,892,227 $ 265,638 $ — $ — $ — $ 2,157,865 2,157,865 $ 32 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 23,608,660 11,281,871 — (8,629) (3,720) 34,878,182 34,888,649 40,740
(b)
—
$ (8,629) $ (3,720) $ 37,036,047 $ 40,772 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
Mrach 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 26 06/17/22 $ 2,686 $ 39,925
Glossary of Terms Used in this Report
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
Mrach 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 322,597,424 $ — $ — $ 322,597,424
Investment Companies .................................... — — — —
Rights ................................................ — 4,516 5,216 9,732
Short-Term Securities ....................................... 2,157,865 — — 2,157,865
$ 324,755,289 $ 4,516 $ 5,216 $ 324,765,021
Investments Valued at NAV
(a)
...................................... 34,878,182
$ —
$ 359,643,203
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 39,925 $ — $ — $ 39,925
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.